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ROBERTSON STEPHENS MUTUAL FUNDS
555 California Street, Suite 2600                                     PROSPECTUS
San Francisco, CA 94104                                           CLASS A SHARES
800-766-FUND                                                      March 1, 1998,
                                                   as revised September 22, 1998
--------------------------------------------------------------------------------

    ROBERTSON STEPHENS INVESTMENT TRUST makes available to investors the expertise of the investment professionals at Robertson Stephens Investment Management. The Trust is offering Class A shares of ten mutual funds by this
Prospectus: The CONTRARIAN FUND-TM-, The Robertson Stephens DIVERSIFIED GROWTH FUND, The Robertson Stephens EMERGING GROWTH FUND, The Robertson Stephens GLOBAL NATURAL RESOURCES FUND, The Robertson Stephens GLOBAL VALUE FUND, The Robertson Stephens GROWTH & INCOME FUND, The INFORMATION AGE FUND-TM-, The Robertson Stephens MICROCAP GROWTH FUND, The Robertson Stephens PARTNERS FUND, and The Robertson Stephens VALUE + GROWTH FUND.

    THIS PROSPECTUS EXPLAINS CONCISELY THE INFORMATION ABOUT THE TRUST THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE FUNDS' CLASS A SHARES. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Funds in the March 1, 1998, Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-766-FUND. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov). The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
      ENDORSED BY, BANK OF AMERICA OR ANY OF ITS AFFILIATES AND ARE NOT
      FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE
       SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
            CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
            GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES
               INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF
                                   PRINCIPAL.

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--------------------------------------------------------------------------------

                                EXPENSE SUMMARY

The following table summarizes an investor's maximum transaction costs from investing in Class A shares of each of the Funds and expenses incurred by each of the Funds based on its most recent fiscal year. The Example shows the cumulative expenses attributable to a $1,000 investment in the Funds over specified periods.

SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases                       None
  Maximum Sales Load Imposed on Reinvested Dividends            None
  Deferred Sales Load                                           None
  Redemption Fee*                                               None
  Exchange Fee                                                  None

--------------------------
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets):
                                                              GLOBAL
                           CON-     DIVERSIFIED   EMERGING    NATURAL     GLOBAL
                         TRARIAN      GROWTH       GROWTH    RESOURCES     VALUE
                         --------   -----------   --------   ---------   ---------
Management Fees          1.50%       1.00%         1.00%     1.00%       1.00%
Rule 12b-1 Expenses      0.25%(1)    0.25%         0.25%     0.25%       0.25%
Other Expenses           0.23%       0.64%         0.25%     0.32%       0.70%(1)*
                         --------   -----------   --------   ---------   ---------
Total Fund Operating
 Expenses                1.98%(1)    1.89%         1.50%     1.57%       1.95%(1)*

                                                                        VALUE
                         GROWTH &   INFORMATION   MICROCAP                +
                          INCOME        AGE        GROWTH    PARTNERS   GROWTH
                         --------   -----------   --------   --------   ------
Management Fees          1.00%         1.00%      1.25%      1.25%      1.00%
Rule 12b-1 Expenses      0.25%         0.25%      0.25%      0.25%      0.25%
Other Expenses           0.05%(1)      0.32%      0.45%(1)   0.28%      0.19%
                         --------   -----------   --------   --------   ------
Total Fund Operating
 Expenses                1.30%(1)      1.57%      1.95%(1)   1.78%      1.44%

--------------------------
(1) REFLECTING VOLUNTARY EXPENSE LIMITATIONS.
 * ESTIMATED BASED ON EXPECTED EXPENSES DURING CURRENT FISCAL YEAR.

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--------------------------------------------------------------------------------

EXAMPLE

An investment of $1,000 in the Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                 -----------  -----------  -----------  -----------
The Contrarian Fund-TM-                           $      20    $      62    $     107    $     230
The Diversified Growth Fund                       $      19    $      59    $     102    $     220
The Emerging Growth Fund                          $      15    $      47    $      82    $     179
The Global Natural Resources Fund                 $      16    $      50    $      85    $     186
The Global Value Fund                             $      20    $      61    $     105    $     227
The Growth & Income Fund                          $      13    $      41    $      71    $     156
The Information Age Fund-TM-                      $      16    $      50    $      85    $     186
The MicroCap Growth Fund                          $      20    $      61    $     105    $     227
The Partners Fund                                 $      18    $      56    $      96    $     209
The Value + Growth Fund                           $      15    $      46    $      79    $     172

This information is provided to help investors understand the operating expenses of the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Other Expenses and Total Fund Operating Expenses for some of the Funds reflect voluntary expense limitations currently in effect. In the absence of those limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows: Global Value Fund, 1.96% and 3.21%; Growth & Income Fund, 0.47% and 1.72%; MicroCap Growth Fund, 1.10% and 2.60% (without giving effect to any reduction in administrative service fees described below). In addition, Rule 12b-1 Expenses for the Contrarian Fund-TM- reflect the rate to which the Trustees have limited payments under the Fund's Distribution Plan; in the absence of that limitation, the Fund's Rule 12b-1 Expenses would be 0.75%, and Total Fund Operating Expenses would be 2.48%. Until May 26, 1998, each of the Diversified Growth, Growth & Income, Global Natural Resources, Global Value, Information Age, and MicroCap Growth Funds paid fees under an administrative services agreement with Robertson Stephens Investment Management at an annual rate of 0.25% of a Fund's average daily net assets; the agreement was amended on that date to provide that no fee would be payable by those Funds for services under the agreement. Other Expenses and Total Fund Operating Expenses for those Funds are shown in the table above giving effect to the fee reduction. In the absence of the fee reduction, Other Expenses and Total Fund Operating Expenses for the Diversified Growth Fund would be 0.89% and 2.14%, respectively; for the Global Natural Resources Fund, 0.57% and 1.82%, respectively; and for the Information Age Fund, 0.57% and 1.82%, respectively. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

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FINANCIAL HIGHLIGHTS

THE CONTRARIAN FUND-TM-

The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.

                                                        The Contrarian Fund-TM-
--------------------------------------------------------------------------------------------------
                                                                     NINE                  FOR THE
                                            YEAR         YEAR      MONTHS        YEAR       PERIOD
                                           ENDED        ENDED       ENDED       ENDED        ENDED
                                        12/31/97     12/31/96    12/31/95     3/31/95   3/31/94(1)
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $16.57       $13.78      $10.70      $12.34       $10.00
Income From Investment Operations:
  Net investment income/(loss)              0.00         0.00      (0.01)      (0.04)       (0.02)
  Net realized gain/(loss) and
    unrealized
    appreciation/(depreciation) on
    investments                           (4.88)         2.99        3.09      (1.35)         2.36
--------------------------------------------------------------------------------------------------
  Total from investment operations        (4.88)         2.99        3.08      (1.39)         2.34
Distributions:
  Dividends from net investment
    income                                    --           --          --          --           --
  Distribution from net realized
    capital gain                          (0.08)       (0.20)          --      (0.25)           --
--------------------------------------------------------------------------------------------------
Net asset value, end of period            $11.61       $16.57      $13.78      $10.70       $12.34
Total Return                            (29.51)%       21.68%      28.79%    (11.23)%       23.40%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                            $398,242   $1,063,438    $507,477    $397,646     $484,951
Ratio of net operating expenses to
 average net assets                        2.48%        2.46%      2.54%*    2.46%(2)       2.22%*
Ratio of net investment
 income/(loss) to average net assets       0.01%      (0.02)%    (0.20)%*  (0.27)%(2)     (0.77)%*
Portfolio turnover rate                      36%          44%         29%         79%          14%
Average commission rate paid(3)          $0.0191      $0.0273          --          --           --
--------------------------------------------------------------------------------------------------

Per share data has been determined by using the average number of shares outstanding throughout the period.

* ANNUALIZED.

(1) THE CONTRARIAN FUND-TM- COMMENCED OPERATIONS ON JUNE 30, 1993.

(2) IF THE CONTRARIAN FUND-TM- HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT BY THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED MARCH 31, 1995, WOULD HAVE BEEN 2.58%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (0.39)%.

(3) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

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--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)

THE DIVERSIFIED GROWTH FUND

The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.

                                                                                 The Diversified
                                                                                   Growth Fund
---------------------------------------------------------------------------------------------------
                                                                                            FOR THE
                                                                                    YEAR     PERIOD
                                                                                   ENDED      ENDED
                                                                                12/31/97  12/31/96(1)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $12.42     $10.00
Income From Investment Operations:
  Net investment income/(loss)                                                    (0.17)     (0.05)
  Net realized gain/(loss) and unrealized appreciation/(depreciation) on
    investments                                                                     3.72       2.47
---------------------------------------------------------------------------------------------------
  Total from investment operations                                                  3.55       2.42
Distributions:
  Dividends from net investment income                                                --         --
  Distribution from net realized capital gain                                     (1.93)         --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $14.04     $12.42
Total Return                                                                      29.45%     24.20%
Ratios/Supplemental Data:
Net assets, end of period (thousands)                                            $80,278    $59,588
Ratio of net operating expenses to average net assets                           1.94%(2)  2.28%(2)*
Ratio of net investment income/(loss) to average net assets                    (1.20)%(2) (1.05)%(2)*
Portfolio turnover rate                                                             370%        69%
Average commission rate paid(3)                                                  $0.0641    $0.0526
---------------------------------------------------------------------------------------------------

Per share data has been determined by using the average number of shares outstanding throughout the period.

* ANNUALIZED.

(1) THE DIVERSIFIED GROWTH FUND COMMENCED OPERATIONS ON AUGUST 1, 1996.

(2) IF THE DIVERSIFIED GROWTH FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD ENDED DECEMBER 31, 1996, WOULD HAVE BEEN 2.14% AND 2.44%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.40%) AND (1.21%), RESPECTIVELY.

(3) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

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--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)

THE EMERGING GROWTH FUND

The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants, for the years ended after December 31, 1990. The audited financial statements of the Fund are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.

                                                   The Emerging Growth Fund
---------------------------------------------------------------------------------------------------
                                                          NINE                                THREE
                                 YEAR        YEAR       MONTHS        YEAR        YEAR       MONTHS
                                ENDED       ENDED        ENDED       ENDED       ENDED        ENDED
                             12/31/97    12/31/96     12/31/95     3/31/95     3/31/94      3/31/93
---------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period           $20.07      $19.21       $18.36      $18.37      $14.71       $16.77
Income From Investment
 Operations:
  Net investment income/
    (loss)                     (0.14)      (0.17)       (0.15)      (0.17)      (0.40)       (0.02)
  Net realized and
    unrealized
    appreciation/
    (depreciation) on
    investments                  3.80        4.23         2.58        2.26        4.06       (2.04)
---------------------------------------------------------------------------------------------------
  Total from investment
    operations                   3.66        4.06         2.43        2.09        3.66       (2.06)
Distributions:
  Dividends from net
    investment income              --          --           --          --          --           --
  Distribution from net
    realized capital gain      (5.02)      (3.20)       (1.58)      (2.10)          --           --
---------------------------------------------------------------------------------------------------
  Total Distributions          (5.02)      (3.20)       (1.58)      (2.10)          --           --
  Net asset value, end of
    period                     $18.71      $20.07       $19.21      $18.36      $18.37       $14.71
  Total Return                 18.54%      21.53%       13.50%      12.01%      24.88%     (12.28)%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                 $248,730    $210,404     $167,728    $182,275    $168,192     $228,893
Ratio of net operating
 expenses to average net
 assets                         1.50%       1.60%       1.64%*       1.56%       1.60%       1.54%*
Ratio of net investment
 income/(loss) to average
 net assets                   (0.68)%     (0.83)%     (0.99)%*     (0.96)%     (1.27)%     (0.61)%*
Portfolio turnover rate          462%        270%         147%        280%        274%          43%
Average commission rate
 paid(1)                      $0.0567     $0.0587           --          --          --           --
---------------------------------------------------------------------------------------------------

Per share data has been determined by using the average number of shares outstanding throughout the period.

* ANNUALIZED.

(1) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

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--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)

THE EMERGING GROWTH FUND (continued)

                                                                 The Emerging Growth Fund
---------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                             1992        1991       1990       1989
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $17.50      $11.67     $11.46      $9.09
Income From Investment Operations:
  Net investment income/(loss)                             (0.15)      (0.09)         --     (0.09)
  Net realized and unrealized
    appreciation/(depreciation) on investments             (0.31)        6.82       1.07       4.06
---------------------------------------------------------------------------------------------------
  Total from investment operations                         (0.46)        6.73       1.07       3.97
Distributions:
  Dividends from net investment income                         --          --         --         --
  Distribution from net realized capital gain              (0.27)      (0.90)     (0.86)     (1.60)
---------------------------------------------------------------------------------------------------
  Total Distributions                                      (0.27)      (0.90)     (0.86)     (1.60)
  Net asset value, end of period                           $16.77      $17.50     $11.67     $11.46
  Total Return                                            (2.55)%      58.70%      9.57%     44.45%
Ratios/Supplemental Data:
Net assets, end of period (thousands)                    $277,531    $141,929    $22,931    $12,830
Ratio of net operating expenses to average net assets       1.49%       1.59%      1.88%      2.15%
Ratio of net investment income/(loss) to average net
 assets                                                   (0.92)%     (0.68)%    (0.02)%    (0.75)%
Portfolio turnover rate                                      124%        147%       272%       236%
Average commission rate paid(1)                                --          --         --         --
---------------------------------------------------------------------------------------------------

Per share data has been determined by using the average number of shares outstanding throughout the period.

(1) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

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--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)

THE GLOBAL NATURAL RESOURCES FUND

The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.

                                                                           The Global Natural
                                                                             Resources Fund
-----------------------------------------------------------------------------------------------------
                                                                                               PERIOD
                                                                         YEAR         YEAR   11/15/95
                                                                        ENDED        ENDED    THROUGH
                                                                     12/31/97     12/31/96   12/31/95
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $14.29       $10.12     $10.00
Income From Investment Operations:
  Net investment income/(loss)                                         (0.05)       (0.06)       0.02
  Net realized gain/(loss) and unrealized
    appreciation/(depreciation) on investments                         (2.39)         4.24       0.10
-----------------------------------------------------------------------------------------------------
  Total from investment operations                                     (2.44)         4.18       0.12
Distributions:
  Dividends from net investment income                                     --       (0.01)         --
  Distribution from net realized capital gain                          (0.18)           --         --
-----------------------------------------------------------------------------------------------------
Total from investment operations                                       (0.18)       (0.01)         --
Net asset value, end of period                                         $11.67       $14.29     $10.12
Total Return                                                         (17.14)%       41.21%      1.20%
Ratios/Supplemental Data:
Net assets, end of period (thousands)                                 $78,371     $120,521       $792
Ratio of net operating expenses to average net assets                1.81%(1)     1.94%(1)  2.60%(1)*
Ratio of net investment income/(loss) to average net assets        (0.38)%(1)   (0.45)%(1)  1.84%(1)*
Portfolio turnover rate                                                   97%          82%         0%
Average commission rate paid(2)                                       $0.0160      $0.0148         --
-----------------------------------------------------------------------------------------------------

Per share data has been determined by using the average number of shares outstanding throughout the period.

* ANNUALIZED.

(1) IF THE GLOBAL NATURAL RESOURCES FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997, FOR THE YEAR ENDED DECEMBER 31, 1996, AND THE PERIOD FROM NOVEMBER 15, 1995 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 1995, WOULD HAVE BEEN 1.82%, 2.16% AND 14.25%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (0.38)%, (0.67)% AND (9.81)%, RESPECTIVELY.

(2) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)

THE GLOBAL VALUE FUND AND THE GROWTH & INCOME FUND

The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.

                                                   The Global
                                                   Value Fund        The Growth & Income Fund
--------------------------------------------------------------------------------------------------
                                                        PERIOD                              PERIOD
                                                        4/1/97       YEAR        YEAR      7/12/95
                                                       THROUGH      ENDED       ENDED      THROUGH
                                                      12/31/97   12/31/97    12/31/96     12/31/95
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.00     $13.62      $11.24       $10.00
Income From Investment Operations:
  Net investment income/(loss)                            0.28       0.07        0.02           --
  Net realized gain/(loss) and unrealized
    appreciation/ (depreciation) on investments           1.69       2.90        2.70         1.24
--------------------------------------------------------------------------------------------------
  Total from investment operations                        1.97       2.97        2.72         1.24
Distributions:
  Dividends from net investment income                  (0.22)      (.04)      (0.02)           --
  Distribution from net realized capital gain           (0.60)     (3.03)      (0.32)           --
--------------------------------------------------------------------------------------------------
Total from investment operations                        (0.82)     (3.07)      (0.34)           --
Net asset value, end of period                          $11.15     $13.52      $13.62       $11.24
Total Return                                            19.97%     22.40%      24.16%       12.40%
Ratios/Supplemental Data:
Net assets, end of period (thousands)                  $21,019   $298,669    $309,775     $136,902
Ratio of net operating expenses to average net
 assets                                               1.95%(1)   1.30%(1)    1.71%(1)       1.94%*
Ratio of net investment income/(loss) to average
 net assets                                           3.50%(2)   0.45%(1)    0.18%(1)     (0.01)%*
Portfolio turnover rate                                   234%       236%        212%          97%
Average commission rate paid(2)                        $0.0265    $0.0530     $0.0567           --
--------------------------------------------------------------------------------------------------

Per share data has been determined by using the average number of shares outstanding throughout the period.

* ANNUALIZED.

(1) IF THE GLOBAL VALUE FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.21%, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.24%. IF THE GROWTH & INCOME FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO WAIVER FROM THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997, AND FOR THE YEAR ENDED DECEMBER 31, 1996, WOULD HAVE BEEN 1.72% AND 1.76%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.03% AND 0.13%, RESPECTIVELY.

(2) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)

THE INFORMATION AGE FUND-TM-, THE MICROCAP GROWTH FUND, AND THE PARTNERS FUND

The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.

                                              The Information              The MicroCap
                                               Age Fund-TM-                Growth Fund              The Partners Fund
----------------------------------------------------------------------------------------------------------------------------
                                                               PERIOD                PERIOD                           PERIOD
                                           YEAR       YEAR   11/15/95       YEAR    8/15/96       YEAR       YEAR    7/12/95
                                          ENDED      ENDED    THROUGH      ENDED    THROUGH      ENDED      ENDED    THROUGH
                                       12/31/97   12/31/96   12/31/95   12/31/97   12/31/96   12/31/97   12/31/96   12/31/95
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $11.51      $9.30     $10.00     $11.00     $10.00     $14.60     $10.39     $10.00
Income From Investment Operations:
  Net investment income/(loss)           (0.22)     (0.20)     (0.01)     (0.19)     (0.08)       0.13       0.13       0.06
  Net realized gain/(loss) and
    unrealized
    appreciation/(depreciation) on
    investments                            0.95       2.68     (0.69)       3.54       1.08       2.52       4.36       0.33
----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations         0.73       2.48     (0.70)       3.35       1.00       2.65       4.49       0.39
Distributions:
  Dividends from net investment
    income                                   --         --         --         --         --     (0.12)     (0.06)         --
  Distribution from net realized
    capital gain                         (0.44)     (0.27)         --         --         --     (0.64)     (0.22)         --
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations         (0.44)     (0.27)         --         --         --     (0.76)     (0.28)         --
Net asset value, end of period           $11.80     $11.51      $9.30     $14.35     $11.00     $16.49     $14.60     $10.39
Total Return                              6.15%     26.72%    (7.00)%     30.45%     10.00%     18.08%     43.15%      3.90%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                           $118,832   $106,264    $32,826   $104,858     $9,464   $194,133   $127,268     $7,480
Ratio of net operating expenses to
 average net assets                       1.82%      2.03%     2.13%*   1.95%(1)  3.08%(1)*      1.78%   1.93%(1)  2.41%(1)*
Ratio of net investment
 income/(loss) to average net assets    (1.71)%    (1.85)%   (0.89)%*  (1.35)%(1) (2.13)%(1)*     0.82%  0.95%(1)  1.34%(1)*
Portfolio turnover rate                    369%       452%        89%       170%        22%        78%       101%        71%
Average commission rate paid(2)         $0.0602    $0.0582         --    $0.0601      $0.06    $0.0274    $0.0216         --
----------------------------------------------------------------------------------------------------------------------------

Per share data has been determined by using the average number of shares outstanding throughout the period.

* ANNUALIZED.

(1) IF THE MICROCAP GROWTH FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISERS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31 1997, AND FOR THE PERIOD ENDED DECEMBER 31, 1996, WOULD HAVE BEEN 2.60% AND 6.40%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (2.00)% AND (5.45)%, RESPECTIVELY. IF THE PARTNERS FUND HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT BY THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996, AND FOR THE PERIOD ENDED DECEMBER 31, 1995, WOULD HAVE BEEN 2.15% AND 5.12%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.73% AND (1.37)%, RESPECTIVELY.

(2) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)

THE VALUE + GROWTH FUND

The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.

                                                         The Value + Growth Fund
---------------------------------------------------------------------------------------------------------
                                                                 NINE                              PERIOD
                                       YEAR        YEAR        MONTHS        YEAR        YEAR     4/21/92
                                      ENDED       ENDED         ENDED       ENDED       ENDED     THROUGH
                                   12/31/97    12/31/96      12/31/95    12/31/95     3/31/94     3/31/93
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $24.16      $22.66        $18.25      $13.56      $11.94      $10.00
Income From Investment
 Operations:
  Net investment income/(loss)       (0.26)      (0.24)        (0.16)      (0.18)      (0.04)        0.12
  Net realized gain/(loss) and
    unrealized appreciation/
    (depreciation) on
    investments                        3.71        3.47          4.57        5.07        1.99        1.88
---------------------------------------------------------------------------------------------------------
  Total from investment
    operations                         3.45        3.23          4.41        4.89        1.95        2.00
Distributions:
  Dividends from net investment
    income                               --          --            --          --      (0.03)      (0.06)
  Distribution from net
    realized capital gain            (4.43)      (1.73)            --      (0.20)      (0.30)          --
---------------------------------------------------------------------------------------------------------
Total from investment
 operations                          (4.43)      (1.73)            --      (0.20)      (0.33)      (0.06)
Net asset value, end of period       $23.18      $24.16        $22.66      $18.25      $13.56      $11.94
Total Return                         13.81%      14.12%        24.16%      36.27%      16.32%      20.05%
Ratios/Supplemental Data:
Net assets, end of period
 (thousands)                       $752,994    $643,157    $1,140,151    $428,903     $44,500     $17,833
Ratio of net operating expenses
 to average net assets                1.44%       1.51%        1.45%*       1.68%    1.55%(1)   1.33%(1)*
Ratio of net investment
 income/(loss) to average net
 assets                             (0.96)%     (1.06)%      (1.04)%*     (1.09)%  (0.51)%(1)   1.26%(1)*
Portfolio turnover rate                228%        221%          104%        232%        250%        210%
Average commission rate paid(2)     $0.0573     $0.0574            --          --          --          --
---------------------------------------------------------------------------------------------------------

Per share data has been determined by using the average number of shares outstanding throughout the period.

* ANNUALIZED.

(1) IF THE VALUE + GROWTH FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE PERIOD ENDED MARCH 31, 1994, AND MARCH 31, 1993, WOULD HAVE BEEN 2.35% AND 2.71%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.31)% AND (0.12)%, RESPECTIVELY.

(2) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

    The Robertson Stephens Mutual Funds are designed to make available to mutual fund investors the expertise of the investment professionals at Robertson, Stephens & Company Investment Management, L.P. and RS Investment Management, Inc. (Robertson, Stephens & Company Investment Management, L.P. and RS Investment Management, Inc. are referred to collectively in this Prospectus as "Robertson Stephens Investment Management").

    THE FUNDS' INVESTMENT STRATEGIES AND PORTFOLIO INVESTMENTS WILL DIFFER FROM THOSE OF MOST OTHER MUTUAL FUNDS. ROBERTSON STEPHENS INVESTMENT MANAGEMENT SEEKS AGGRESSIVELY TO IDENTIFY FAVORABLE SECURITIES, ECONOMIC AND MARKET SECTORS, AND INVESTMENT OPPORTUNITIES THAT OTHER INVESTORS AND INVESTMENT ADVISERS MAY NOT HAVE IDENTIFIED. ROBERTSON STEPHENS INVESTMENT MANAGEMENT MAY DEVOTE MORE OF A FUND'S ASSETS TO PURSUING AN INVESTMENT OPPORTUNITY THAN MANY OTHER MUTUAL FUNDS MIGHT; IT MAY BUY OR SELL AN INVESTMENT AT TIMES DIFFERENT FROM WHEN MOST OTHER MUTUAL FUNDS MIGHT DO SO; AND IT MAY SELECT INVESTMENTS FOR THE FUND THAT WOULD BE INAPPROPRIATE FOR LESS AGGRESSIVE MUTUAL FUNDS. IN ADDITION, UNLIKE MOST OTHER MUTUAL FUNDS, MANY OF THE FUNDS MAY ENGAGE IN SHORT SALES OF SECURITIES WHICH INVOLVE SPECIAL RISKS. SEE "OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS," BELOW.

    None of the Funds, other than the Growth & Income Fund, invests for current income. Each of the Funds may hold a portion of its assets in cash or money market investments.

    The investment policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without shareholder approval, as may each Fund's investment objective. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. There can, of course, be no assurance that a Fund will achieve its investment objective.

    For a description of certain risks associated with the Funds' investment practices, see "Other Investment Practices and Risk Considerations," below.

THE CONTRARIAN FUND-TM-
-------------------------------------

    The Contrarian Fund's-TM- investment objective is maximum long-term growth. Normally, The Contrarian Fund-TM- seeks this growth by aggressive yet flexible investing worldwide in growing companies that are attractively priced. The Contrarian Fund-TM- focuses its investments primarily on equity securities of domestic, multinational, and foreign companies whose potential values generally have been overlooked by other investors. Such companies include attractively priced businesses that have not yet been discovered or become popular, previously unpopular companies with growth potential due to changed circumstances, companies that have declined in value and no longer command an investor following, and previously popular companies temporarily out of favor due to short-term factors.

    In implementing its "contrarian" investment strategy, the Fund may take positions that are different from those taken by other mutual funds. For example, the Fund may sell the stocks of some issuers short, and may take positions in options and futures contracts in anticipation of a market decline. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a nondiversified mutual fund.

THE DIVERSIFIED GROWTH FUND
-------------------------------------

    The Diversified Growth Fund's investment objective is to seek long-term capital growth. In selecting investments for the Fund, Robertson Stephens Investment Management focuses on small- and mid-cap companies, to create a portfolio of investments broadly diversified over industry sectors and companies.

    The Fund will invest principally in common and preferred stocks and warrants. Although the Fund intends to focus on companies with market

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also purchase debt securities Robertson Stephens Investment Management believes are consistent with the Fund's investment objective, and may engage in short sales of securities it expects to decline in price.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE EMERGING GROWTH FUND
-------------------------------------

    The Emerging Growth Fund's investment objective is capital appreciation. The Fund invests in an actively managed diversified portfolio of equity securities (principally common stocks) of emerging growth companies. Emerging growth companies are companies that, in the opinion of Robertson Stephens Investment Management, have the potential, based on superior products or services, operating characteristics, and financing capabilities, for more rapid growth than the overall economy. The Fund will normally invest at least 65% of its assets in companies Robertson Stephens Investment Management determines to be emerging growth companies.

    The Emerging Growth Fund's investments generally are held in a portfolio of securities of companies in industry segments that are experiencing rapid growth and in companies with proprietary advantages. Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including, for example, the rate of earnings growth, the quality of management, the extent of proprietary operating advantage, the return on equity and/or the financial condition of the company.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE GLOBAL NATURAL
RESOURCES FUND
-------------------------------------

    The Global Natural Resources Fund's investment objective is long-term capital appreciation. The Fund will invest primarily in securities of issuers in the natural resources industries. The Fund is designed for investors who believe that investment in securities of such companies provides the opportunity for capital appreciation, while offering the potential over the long term to limit the adverse effects of inflation. The Fund may invest in securities of issuers located anywhere in the world if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund will seek to invest in companies with strong potential for earnings growth, and whose earnings and tangible assets could benefit from accelerating inflation. Robertson Stephens Investment Management believes that companies in the natural resources industries with the flexibility to adjust prices or control operating costs offer attractive opportunities for capital growth when inflation is rising.

    Companies in the natural resources industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the discovery, development, production, or distribution of natural resources, the development of technologies for the production or efficient use of natural

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
resources, or the furnishing of related supplies or services. Natural resources include, for example, energy sources, precious metals, forest products, real estate, nonferrous metals, and other basic commodities.

    Companies in the natural resources industries may include, for example:

    - Companies that participate in the discovery and development of natural resources from new or conventional sources.
    - Companies that own or produce natural resources such as oil, natural gas, precious metals, and other commodities.
    - Companies that engage in the transportation, distribution, or processing of natural resources.
    - Companies that contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control.
    - Companies that provide related services such as mining, drilling, chemicals, and related parts and equipment.

    The Fund will normally concentrate its investments in securities of issuers in the natural resources industries.

    A particular company will be considered to be principally engaged in the natural resources industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the natural resources industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

    The Fund will normally invest at least 65% of its assets in securities of companies in the natural resources industries. The Fund may invest the remainder of its assets in securities of companies in any industry if Robertson Stephens Investment Management believes they would help achieve the Fund's objective of long-term capital appreciation. The portion of the Fund's assets invested in such securities will vary depending on Robertson Stephens Investment Management's evaluation of economic conditions, inflationary expectations, and other factors affecting companies in the natural resources industries and other sectors. The Fund may also sell securities short if it expects their market price to decline. The Fund will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Because the Fund's investments are concentrated in the natural resources industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, changes in commodity prices may affect both the industries which produce, refine, and distribute them and industries which supply alternate sources of commodities. In addition, certain of these industries are generally subject to greater government regulation than many other industries; therefore, changes in regulatory policies may have a material effect on the business of companies in these industries.

THE GLOBAL VALUE FUND
-------------------------------------

    The Global Value Fund's investment objective is long-term growth. The fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of $1 billion or more. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities selected using the value methodology described above.

    The Fund may invest in securities of companies located anywhere in the world, if Robertson Stephens Investment Management believes they are consistent with the Fund's investment objective. Under normal circumstances, the Fund's assets will be invested in securities of issuers located in at least three countries, one of which may be the United States. The Fund will consider an issuer of securities to be located in a country if it is organized under the laws of that country and has a principal office in that country, if it derives 50% or more of its total revenues from business in that country or if its equity securities are traded principally on a securities exchange in that country. The Fund is a non-diversified mutual fund.

THE GROWTH & INCOME FUND
-------------------------------------

    The Growth & Income Fund's investment objective is long-term total return. The Fund will pursue this objective primarily by investing in equity and debt securities, focusing on small-and mid-cap companies that offer the potential for capital appreciation, current income, or both.

    The Fund will normally invest the majority of its assets in common and preferred stocks, convertible securities, bonds, and notes. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also engage in short sales of securities it expects to decline in price.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

THE INFORMATION AGE FUND-TM-
-------------------------------------

    The Information Age Fund's investment objective is long-term capital appreciation. The Fund is designed for investors who believe that aggressive investment in common stocks of companies in the information technology industries provides significant opportunities for capital appreciation. While ordinary mutual funds may place some of their investments in securities of companies in the information technology sector, The Information Age Fund-TM-concentrates its investments in industries in that sector.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks and warrants if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Companies in the information technology industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:

    - Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    - Telecommunications products and services.
    - Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.
    - Data processing products and services.
    - Financial services companies that collect or disseminate market, economic, and financial information.

    A particular company will be considered to be principally engaged in the information technology industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the information technology industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. The Fund will normally invest at least 65% of its assets in securities of companies in the information technology industries.

    Because the Fund's investments are concentrated in the information technology industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risks of rapid obsolescence caused by technological advances. Competitive pressures may have a significant effect on the financial condition of companies in the information technology industries. For example, if information technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. In addition, many of the activities of companies in the information technology industries are highly capital intensive, and it is possible that a company which invests substantial amounts of capital in the development of new products or services will be unable to recover its investment or otherwise to meet its obligations.

THE MICROCAP GROWTH FUND
-------------------------------------

    The MicroCap Growth Fund's investment objective is long-term capital appreciation. The Fund will invest in a diversified portfolio of equity securities of "micro-cap" companies that Robertson Stephens Investment Management believes offer the potential for long-term capital appreciation.

    "Micro-cap" companies are companies with market capitalizations of $250 million or less. Robertson Stephens Investment Management seeks to identify micro-cap companies that have the potential, based on superior or niche products or services, operating characteristics, management, or other factors, for long-term capital appreciation. Equity securities in which the Fund may invest include common stocks, preferred stocks, and warrants and securities convertible into common or preferred stocks. Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies which Robertson Stephens Investment Management determines at the time of investment to be micro-cap companies. The Fund may invest the remainder of its assets in securities of companies of any size if Robertson Stephens Investment Management believes such investments are consistent with the Fund's investment objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Micro-cap and other small companies may offer greater opportunities for capital appreciation than other companies but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. See "Investments in smaller companies," below.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE PARTNERS FUND
-------------------------------------

    The Partners Fund's investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of up to $1 billion. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens Investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    At times, the Fund may invest all or most of its assets in securities of U.S. issuers. At other times, the Fund may invest any portion of its assets in foreign securities, if Robertson Stephens Investment Management believes they offer attractive investment values.

    Small companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund is a nondiversified mutual fund.

THE VALUE + GROWTH FUND
-------------------------------------

    The Value + Growth Fund's investment objective is capital appreciation. The Fund invests primarily in growth companies with favorable relationships between price/earnings ratios and growth rates, in sectors offering the potential for above-average returns. The Fund may invest in securities of larger or smaller companies, if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    In selecting investments for the Fund, Robertson Stephens Investment Management's primary emphasis is typically on evaluating a company's management, growth prospects, business operations, revenues, earnings, cash flows, and balance sheet in relationship to its share price. Robertson Stephens Investment Management may select stocks which it believes are undervalued relative to the current stock price. Undervaluation of a stock can result from a variety of factors, such as a lack of investor recognition of (1) the value of a business franchise and continuing growth potential, (2) a new, improved or upgraded product, service or business operation, (3) a positive change in either the economic or business condition for a company, (4) expanding or changing markets that provide a company with either new earnings direction or acceleration, or
(5) a catalyst, such as an impending or potential asset sale or change in management, that could draw increased investor attention to a company. Robertson Stephens Investment Management also may use similar factors to identify stocks which it believes to be overvalued, and may engage in short sales of such securities.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS
-------------------------------------

    The Funds may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information

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about these practices (some of which, including, for example, options and futures contracts, and certain debt securities, may be considered "derivative" investments), including limitations designed to reduce these risks.

    INVESTMENTS IN SMALLER COMPANIES. Each of the Funds may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when Robertson Stephens Investment Management would otherwise have sold the security. It is possible that Robertson Stephens Investment Management or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Fund.

    SHORT SALES (ALL FUNDS EXCEPT THE EMERGING GROWTH, GLOBAL VALUE, AND PARTNERS FUNDS). When Robertson Stephens Investment Management anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

    The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 40% of the Fund's total assets. Use of short sales by The Contrarian Fund-TM- may have the effect of providing the Fund with investment leverage. For a description of the effects and the risks of investment leverage, see "Borrowing and leverage" in this Prospectus. Each of the Funds other than The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 25% of the Fund's total assets.

    FOREIGN SECURITIES. The Funds may invest in securities principally traded in foreign markets. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

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    In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and a Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities.

    Each of the Funds may invest in securities of issuers in developing countries. Certain Funds may at times invest a substantial portion of their assets in such securities. Investments in developing countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in developing countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Funds may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Funds may also invest a substantial portion of their assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Funds to the credit risk of their counterparties in trading those investments. The prices of securities of issuers in developing countries and are subject to greater volatility than those of issuers in many more developed countries.

    DEBT SECURITIES. Each of the Funds may invest in debt securities from time to time, if Robertson Stephens Investment Management believes investing in such securities might help achieve the Fund's objective. The Growth & Income, Global Value, and Partners Funds may invest without limit in debt securities and other fixed-income securities. Each of the other Funds may invest in debt securities to the extent consistent with its investment policies, although Robertson Stephens Investment Management expects that under normal circumstances those Funds would not likely invest a substantial portion of their assets in debt securities.

    The CONTRARIAN FUND-TM-, the DIVERSIFIED GROWTH FUND, and the GROWTH & INCOME FUND may invest in lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which a Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.

    Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the Statement of Additional Information.

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--------------------------------------------------------------------------------

    Each of the other Funds will invest only in securities rated "investment grade" or considered by Robertson Stephens Investment Management to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are described in the Statement of Additional Information.

    Any of the Funds may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

    A Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.

    BORROWING AND LEVERAGE. The CONTRARIAN FUND-TM- may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases the Fund's market exposure and its risk. In addition, use of short sales by the Fund may provide the economic equivalent of the Fund's borrowing money. When the Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which the Fund will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Robertson Stephens Investment Management's ability to predict market movements correctly. The Fund may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by the Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements will increase the Fund's overall investment exposure and may result in losses. The amount of money borrowed by the Fund for leverage may generally not exceed one-third of the Fund's assets (including the amount borrowed).

    OPTIONS AND FUTURES. A Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, a Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

    A Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that a Fund will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the Statement of Additional Information.

    Transactions in options and futures contracts involve brokerage costs and may require a Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

    INDEX FUTURES AND OPTIONS. A Fund may buy and sell index futures contracts ("index

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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. A Fund may also buy and sell index futures and options to increase its investment return.

    LEAPS AND BOUNDS. The VALUE + GROWTH FUND may purchase long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Write Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, and BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The VALUE + GROWTH FUND will not purchase these options with respect to more than 25% of the value of its net assets. For more information, see the Statement of Additional Information.

    RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index of the securities held by a Fund that are the subject of a hedge. The successful use by a Fund of the strategies described above further depends on the ability of Robertson Stephens Investment Management to forecast market movements correctly. Other risks arise from a Fund's potential inability to close out futures or options positions. Although a Fund will enter into an options or futures transactions only if Robertson Stephens Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

    Each Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. A Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

    A Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's net assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

    NON-DIVERSIFICATION AND SECTOR CONCENTRATION. The CONTRARIAN FUND-TM-, the GLOBAL VALUE FUND, and the PARTNERS FUND are "non-diversified" investment companies, and may invest their assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, each of those Funds may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to a Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations. At times a Fund may invest more than 25% of its assets in securities of issuers in one or more

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market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. A Fund would only concentrate its investments in a particular market sector if Robertson Stephens Investment Management were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When a Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

    Currently, the CONTRARIAN FUND-TM- has invested a significant portion of its assets in companies within a number of industries involving base metals, precious metals, and oil/energy. In addition, a number of the Funds have invested, and may continue to invest, a significant portion of their assets in companies within the technology and telecommunications sectors. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each of the Funds may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

    DEFENSIVE STRATEGIES. At times, Robertson Stephens Investment Management may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Robertson Stephens Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, a Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities Robertson Stephens Investment Management believes to be consistent with the Fund's best interests.

    PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Portfolio turnover rates for the Funds are set forth under "Financial Highlights," above.

                            MANAGEMENT OF THE FUNDS

    The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."), 555 California Street, San Francisco, CA 94104, is the investment adviser for each of the Funds other than the Emerging Growth Fund. RSIM, L.P., a California partnership, was formed in 1993 and is a wholly owned indirect subsidiary of BankAmerica Corp. Robertson Stephens Investment Management has approximately $3.8 billion under management in public and private investment funds. BankAmerica Corp. is a global financial services company with approximately $250 billion in assets and an equity capital base of approximately $20 billion.

    RS Investment Management, Inc. (formerly known as "Robertson Stephens Investment Management, Inc."), 555 California Street, San Francisco, CA 94104 is the investment advisor for the Emerging Growth Fund. RS Investment Management, Inc. ("RSIM, Inc.") commenced operations in March 1986 and is also a wholly owned indirect subsidiary of BankAmerica Corp.

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    Subject to such policies as the Trustees may determine, Robertson Stephens
Investment Management furnishes a continuing investment program for the Funds and makes investment decisions on their behalf pursuant to Investment Advisory Agreements with each Fund. Robertson Stephens Investment Management is also responsible for overall management of the Funds' business affairs, subject to the authority of the Board of Trustees, and for providing office space and officers for the Trust. The Trust pays all expenses not assumed by Robertson Stephens Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Funds' Distribution Plans.

    Robertson Stephens Investment Management places all orders for purchases and sales of the Funds' investments. In selecting broker-dealers, Robertson Stephens Investment Management may consider research and brokerage services furnished to it and its affiliates. Affiliates of Robertson Stephens Investment Management may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Robertson Stephens Investment Management may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

    Robertson Stephens Investment Management may at times bear certain expenses of the Funds. The Investment Advisory Agreements between each of the Diversified Growth Fund, the Global Natural Resources Fund, the Global Value Fund, the Growth & Income Fund, the Information Age Fund-TM-, the MicroCap Growth Fund, the Partners Fund, and the Value + Growth Fund, and Robertson Stephens Investment Management permit Robertson Stephens Investment Management to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

    ADMINISTRATIVE SERVICES. Each of the DIVERSIFIED GROWTH, GROWTH & INCOME, GLOBAL NATURAL RESOURCES, GLOBAL VALUE, INFORMATION AGE and MICROCAP GROWTH FUNDS has entered into an agreement with Robertson Stephens Investment Management pursuant to which Robertson Stephens Investment Management provides administrative services to the Fund. No fees are payable by the Funds under the agreement.

                               PORTFOLIO MANAGERS

    James L. Callinan is responsible for managing the Emerging Growth Fund's portfolio. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School, and is a Charter Financial Analyst.

    Ronald E. Elijah has managed the Value + Growth Fund's portfolio since that Fund's inception in April 1992. Mr. Elijah is also the portfolio manager for The Information Age Fund-TM-. From August 1985 to January 1990, Mr. Elijah was a securities analyst for Robertson, Stephens & Company LLC. From January 1990 to January 1992, Mr. Elijah was an analyst and portfolio manager for Water Street Capital, which managed short selling investment funds. He holds a master's degree in economics from Humboldt State University and an M.B.A. with an emphasis in finance from Golden Gate University.

    Roderick R. Berry joined the Robertson Stephens Investment Management research team in April 1995 and serves as a co-portfolio manager of The Information Age Fund-TM- . He has served on the management team of that Fund since its inception. Prior to joining Robertson Stephens, Mr. Berry worked for USL Capital for six years as both an investment officer and a financial manager. Prior to joining USL Capital, he was the assistant product manager for interest-bearing

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checking at Wells Fargo Bank. From 1987 to 1989, Mr. Berry was president and founder of the Bay Area Optical Laboratory, Inc., a wholesale optical laboratory. He holds a B.A. in economics from Stanford University and an M.B.A. from the J. L. Kellogg School at Northwestern University.

    Cathy Baker joined the Robertson Stephens Investment Management research team in March 1997 and serves as a co-portfolio manager of The Information Age Fund-TM-. Previously, Ms. Baker served as a senior analyst covering information services companies at Robertson, Stephens & Co. beginning in the spring of 1995. Prior to joining Robertson, Stephens & Co., she served as an analyst at Cowen & Company. Ms. Baker also has previous brokerage analyst experience at J.P. Morgan Securities and industry experience at IBM as an analyst in software acquisitions. She has a B.S.E. in electrical engineering from the University of Michigan and holds an M.B.A. from Carnegie-Mellon University.

    David J. Evans is responsible for managing the portfolio of the MicroCap Growth Fund. Mr. Evans has more than fifteen years of investment research and management experience, and has been a part of the management team at Robertson Stephens Investment Management since 1989. Mr. Evans was an analyst and portfolio manager at CIGNA before joining Robertson Stephens Investment Management. He holds a B.A. from Muskingum College and an M.B.A. from the Wharton School of the University of Pennsylvania.

    Rainerio Reyes joined Robertson Stephens Investment Management in February 1994 and serves as a co-portfolio manager of the MicroCap Growth Fund. Prior to joining Robertson Stephens, he was a manager in Ernst & Young's management consulting division and served clients in the retail, hotel, financial services, real estate, and business services industries. During the Aquino Administration, Mr. Reyes served as Executive Assistant to the Secretary of Transportation and Communications, Republic of the Philippines. While with the Hilton Hotels Corporation, Mr. Reyes held various management positions with the food and beverage and rooms divisions. Mr. Reyes holds a B.S. in hotel and restaurant administration from Cornell University and an M.B.A. with a major in finance from the Wharton School of the University of Pennsylvania.

    Andrew P. Pilara, Jr. has been responsible for managing the Partners Fund since the Fund's inception in July 1995 and is responsible for managing the Global Natural Resources and Global Value Funds. Mr. Pilara is the President and a Trustee of the Trust. Since August 1993 he has been a member of The Contrarian Fund-TM- management team. Mr. Pilara has been involved in the securities business for over 25 years, with experience in portfolio management, research, trading, and sales. Prior to joining Robertson Stephens Investment Management, he was president of Pilara Associates, an investment management firm he established in 1974. He holds a B.A. in economics from St. Mary's College. Mr. Pilara has been a Trustee of the Trust since September 1997.

    John L. Wallace has been responsible for managing the Growth & Income Fund since its inception in July 1995 and is responsible for managing the Diversified Growth Fund. Prior to joining Robertson Stephens Investment Management, Mr. Wallace was Vice President of Oppenheimer Management Corp., where he was portfolio manager of the Oppenheimer Main Street Income and Growth Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University.

    John H. Seabern serves as a co-portfolio manager of the Diversified Growth Fund. He has served on the management team of that Fund since its inception. Mr. Seabern is also a research analyst for the Growth & Income Fund. Prior to joining the Growth & Income Fund, Mr. Seabern was a research analyst for The Contrarian Fund-TM-. He has been with Robertson Stephens Investment Management since September 1993. Prior to that time, Mr. Seabern worked at Duncan-Hurst Capital Management as a performance analyst for two years. He holds a B.S. degree in finance from the University of Colorado.

    The Contrarian Fund-TM- is managed by a team of investment professionals at Robertson Stephens Investment Management.

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                             HOW TO PURCHASE SHARES
                             (CLASS A SHARES ONLY)

    Currently, your minimum initial investment is $5,000 ($1,000 for IRA and for gift/transfer-to-minor accounts), and your subsequent investments must be at least $100 ($1 for IRA). You may obtain an Application by calling the Funds at 1-800-766-FUND, or by writing to the Funds at 555 California Street, Suite 2600, San Francisco, CA 94104. For more information on Robertson Stephens IRAs, please call to request an IRA Disclosure Statement.

INITIAL INVESTMENTS
-------------------------------------

    You may make your initial investment by mail or by wire transfer as described below.

    BY MAIL: Send a completed Application, together with a check made payable to the Fund in which you intend to invest (or, if you are investing in more than one Fund, make your check payable to Robertson Stephens Investment Trust), to the Funds' Transfer Agent: State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141-6717.

    BY OVERNIGHT MAIL: Send the information described above to: 330 West 9th Street, First Floor, Kansas City, MO 64105.

    BY WIRE:

(1) Telephone National Financial Data Services at 1-800-624-8025. Indicate the name(s) to be used on the account registration, the mailing address, your social security or tax ID number, the amount being wired, the name of your wiring bank, and the name and telephone number of a contact person at the wiring bank.

(2) Then instruct your bank to wire the specified amount, along with your account name and number to:

    State Street Bank and Trust Company
    ABA# 011 000028
    Attn.: Custody
    DDA# 99047177
    225 Franklin Street
    Boston, MA 02110
    Credit: [Name of Fund]
    For further credit:
    ____________________________________________________________________________
    (Shareholder's name)
    ____________________________________________________________________________
    (Shareholder's account #)

(3) At the same time, you MUST mail a completed and signed Application to: State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, MO 64141-6717. Please include your account number on the Application. Failure to supply a signed Application may result in backup withholding.

    You also may purchase and sell shares through certain securities brokers. Such brokers may charge you a transaction fee for this service; account options available to clients of securities brokers, including arrangements regarding the purchase and sale of Fund shares, may differ from those available to persons investing directly in the Funds. The Funds, Robertson Stephens Investment Management or its affiliates, or Edgewood Services, Inc. ("Edgewood"), the Funds' distributor, may in their discretion pay such brokers for shareholder, subaccounting, and other services.

SUBSEQUENT INVESTMENTS
-------------------------------------

    After your account is open, you may invest by mail, telephone, or wire at any time. Please include your name and account number on all checks and wires. Please use separate checks or wires for investments to separate accounts.

    AUTOBUY: The Autobuy option allows shareholders to purchase shares by moving

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--------------------------------------------------------------------------------
money directly from their checking account to a Robertson Stephens fund. If you have established the Autobuy option, you may purchase additional shares in an existing account by calling the Transfer Agent at 1-800-624-8025 and instructing the Transfer Agent as to the dollar amount you wish to invest. The investment will automatically be processed through the Automatic Clearing House (ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, send a letter of instruction, along with a voided check, to the Transfer Agent.

OTHER INFORMATION ABOUT
PURCHASING SHARES
-------------------------------------

    All purchases of the Funds' shares are subject to acceptance by a Fund and are not binding until accepted and shares are issued. Your signed and completed Application (for initial investments) or account statement stub (for subsequent investments) and full payment, in the form of either a wire transfer or a check, must be received and accepted by a Fund before any purchase becomes effective. Purchases of Fund shares are made at the net asset value next determined after the purchase is accepted. See "How Net Asset Value Is Determined." Please initiate any wire transfer early in the morning to ensure that the wire is received by a Fund before the close of the New York Stock Exchange, normally 4:00 p.m. eastern time.

    All purchases must be made in U.S. dollars, and checks should be drawn on banks located in the U.S. If your purchase of shares is canceled due to non-payment or because a check does not clear, you will be held responsible for any loss incurred by the Funds or the Transfer Agent. Each Fund can redeem shares to reimburse it or the Transfer Agent for any such loss.

    Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this prospectus.

    No share certificates will be issued, except that certificates for shares of the Emerging Growth Fund will be issued upon written request to the Transfer Agent.

EXCHANGE PRIVILEGE
-------------------------------------

    Shares of one Fund may be exchanged for Class A shares of another Fund. Exchanges of shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate Fund are qualified for sale. However, you may not exchange your investment in shares of any Fund more than four times in any twelve-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds during the same twelve-month period).

    Investors should note that an exchange will result in a taxable event. Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days' prior notice to shareholders.

    Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Funds for details), you may make exchanges by telephone.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              HOW TO REDEEM SHARES
                             (CLASS A SHARES ONLY)

REDEMPTIONS BY MAIL
-------------------------------------

    You may redeem your shares of a Fund by mailing a written request for redemption to the Transfer Agent that:

(1) states the number of shares or dollar amount to be redeemed;

(2) identifies your Fund and account number; and

(3) is signed by you and all other owners of the account exactly as their names appear on the account.

    If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

REDEMPTIONS BY TELEPHONE
-------------------------------------

    Unless you have indicated you do not wish to establish telephone redemption privileges (see the Account Application or call the Transfer Agent for details), you may redeem shares by calling the Transfer Agent at 1-800-624-8025 by the close of the New York Stock Exchange, normally 4:00 p.m. eastern time on any day the New York Stock Exchange is open for business.

    If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions. If procedures established by the Trust are not followed, the Funds and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

    Telephone redemption is not available for shares held in IRAs. Each Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days' notice.

WIRE TRANSFER OF REDEMPTIONS
-------------------------------------

    If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial institution's complete wiring instructions. The Funds will forward proceeds from telephone redemptions only to the bank account or brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.

    AUTOSELL: The Autosell option allows shareholders to redeem shares from their Robertson Stephens fund accounts and to have the proceeds sent directly to their checking account. If you have established the Autosell option, you may redeem shares by calling the Transfer Agent at 1-800-624-8025 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automatic Clearing House
(ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, send a letter of

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
instruction along with a voided check to the Transfer Agent.

GENERAL REDEMPTION POLICIES
-------------------------------------

    The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check until the check has cleared, whichever occurs first.

    You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                             THE FUNDS' DISTRIBUTOR

    Edgewood Services, Inc. is the principal underwriter of the Funds' shares. To compensate Edgewood for the services it provides and for the expenses it bears in connection with the distribution of a Fund's Class A shares, each Fund makes payments to Edgewood under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, each of the Funds pays Edgewood compensation, accrued daily and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets attributable to its Class A shares. (The Distribution Plan contemplates that The Contrarian Fund-TM- may make payments at the annual rate of up to 0.75% of the Fund's average daily net assets attributable to its Class A shares, although the Trustees have currently limited such payments to the annual rate of 0.25% of the Fund's average daily net assets attributable to its Class A shares). Edgewood may pay brokers a commission expressed as a percentage of the purchase price of shares of the Funds.

    Affiliates of RSIM, L.P. and RSIM, Inc. provide certain services to Edgewood in respect of the promotion of the shares of the Funds. In return for these services, Edgewood pays to these affiliates substantially all of the payments received by Edgewood under the Distribution Plan.

    Robertson Stephens Investment Management and its affiliates, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial institution-sponsored special events. In some instances, this compensation may be made available only to certain financial institutions whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws or rules of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders at least once a year (more often if necessary to avoid certain excise or income taxes on the Fund). All distributions will be automatically reinvested in Fund shares unless the

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
shareholder requests cash payment on at least 10 days' prior written notice to the Transfer Agent.

    Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. A Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

    All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held your shares. Distributions of net long-term capital gains are subject to a maximum tax rate of 28% or 20% depending on a Fund's holding period in the portfolio investment generating the gains. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.

    The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation.

                       HOW NET ASSET VALUE IS DETERMINED

    Each Fund calculates the net asset value of its shares by dividing the total value of its assets attributable to its Class A shares, less its liabilities attributable to its Class A shares, by the number of its Class A shares outstanding. Shares are valued as of 4:30 p.m. on each day the New York Stock Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees. The net asset value of a Fund's Class A shares will generally differ from that of its other classes of shares due to the variance in net income realized by and dividends paid on each class of shares, and any difference in the expenses of the different classes.

                         HOW PERFORMANCE IS DETERMINED

    Yield and total return data for a Fund's Class A shares may from time to time be included in advertisements about the Funds. A Fund's "yield" is calculated by dividing the annualized net investment income per Class A share during a recent 30-day period by the net asset value per Class A share on the last day of that period. "Total return" for one-, five-, and ten-year periods, and for the life of a Fund, through the most recent calendar quarter represents the average annual compounded rate of return (or, in the case of a period of one year or less, the actual rate of return) on an investment of $1,000 in the Fund's Class A shares. Total return may also be presented for other periods. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Fund's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about a Fund describing the background and professional experience of the Fund's investment advisor or any portfolio manager.

    All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's investments expenses. Investment performance also often reflects the risks associated with a Fund's investment objective

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

                             ADDITIONAL INFORMATION

    Each Fund is a series of the Trust, which was organized on May 11, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

    When matters are submitted for shareholder vote, shareholders of each series will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each series vote separately as a single series except when required by law or determined by the Board of Trustees. Each series offered by this Prospectus issues shares of two classes, Class A shares and Class C shares. The sales charges and other expenses of a Fund's Class C shares differ from those of its Class A shares, which will affect performance. For information concerning the Class C shares of any Fund, call 1-800-880-4243. Although the Trust is not required to hold annual shareholder meetings, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

    State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, Missouri 64141, acts as each Fund's transfer agent and dividend paying agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also acts as the custodian of each Fund's portfolio.

----------------------------------------------------
----------------------------------------------------

                              INVESTMENT ADVISERS
                         Robertson, Stephens & Company
                          Investment Management, L.P.
                                 RS Investment
                                Management, Inc.
                             555 California Street
                                   Suite 2600
                            San Francisco, CA 94104
                                 1-800-766-3863

                                  DISTRIBUTOR
                            Edgewood Services, Inc.
                              Clearing Operations
                                 P. O. Box 897
                           Pittsburgh, PA 15230-0897

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                      c/o National Financial Data Services
                                P. O. Box 419717
                           Kansas City, MO 64141-6717
                                 1-800-624-8025

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                            San Francisco, CA 94104

                                 LEGAL COUNSEL
                                  Ropes & Gray
                                Boston, MA 02110

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                Boston, MA 02110

    No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.

---------------------------------------------------
---------------------------------------------------

                                     [LOGO]

                       555 CALIFORNIA STREET, SUITE 2600
                            SAN FRANCISCO, CA 94104
                                 1-800-766-FUND

                                 CLASS A SHARES
                                   PROSPECTUS
                                 March 1, 1998,
                         as revised September 22, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ROBERTSON STEPHENS MUTUAL FUNDS
555 California Street, Suite 2600                                     PROSPECTUS
San Francisco, CA 94104                                           CLASS C SHARES
800-880-4243                                                      March 1, 1998,
                                                   as revised September 22, 1998
--------------------------------------------------------------------------------

    ROBERTSON STEPHENS INVESTMENT TRUST makes available to investors the expertise of the investment professionals at Robertson Stephens Investment Management. The Trust is offering Class C shares of ten mutual funds by this
Prospectus: THE CONTRARIAN FUND-TM-, The Robertson Stephens DIVERSIFIED GROWTH FUND, The Robertson Stephens EMERGING GROWTH FUND, The Robertson Stephens GLOBAL NATURAL RESOURCES FUND, The Robertson Stephens GLOBAL VALUE FUND, The Robertson Stephens GROWTH & INCOME FUND, THE INFORMATION AGE FUND-TM-, The Robertson Stephens MICROCAP GROWTH FUND, The Robertson Stephens PARTNERS FUND, and The Robertson Stephens VALUE + GROWTH FUND.

    THIS PROSPECTUS EXPLAINS CONCISELY THE INFORMATION ABOUT THE TRUST THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE FUNDS' CLASS C SHARES. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Funds in the March 1, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-880-4243. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov). The Statement of Additional information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
      ENDORSED BY, BANK OF AMERICA OR ANY OF ITS AFFILIATES AND ARE NOT
       FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE
       SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
             CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
            GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES
               INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF
                                   PRINCIPAL.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPENSE SUMMARY

The following table summarizes an investor's maximum transaction costs from investing in Class C shares of each of the Funds and expenses each of the Funds expects to incur in respect of its Class C shares during the current fiscal year. The Example shows the cumulative expenses attributable to a $1,000 investment in Class C shares of the Funds over specified periods.

SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases                       None
  Maximum Sales Load Imposed on Reinvested Dividends            None
  Redemption Fee*                                               None
  Exchange Fee                                                  None
  Contingent Deferred Sales Charge                              1.0% in the
    (as a percentage of the original purchase price)            first year,
                                                                and
                                                                eliminated
                                                                thereafter.

--------------------------
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                                              GLOBAL
                           CON-     DIVERSIFIED   EMERGING    NATURAL     GLOBAL
                         TRARIAN      GROWTH       GROWTH    RESOURCES    VALUE
                         --------   -----------   --------   ---------   --------
Management Fees          1.50%       1.00%         1.00%     1.00%       1.00%
Rule 12b-1 Expenses      0.75%       0.75%         0.75%     0.75%       0.75%
Shareholder Service Fee  0.25%       0.25%         0.25%     0.25%       0.25%
Other Expenses*          0.23%       0.64%         0.25%     0.32%       0.70%(1)
                         --------   -----------   --------   ---------   --------
Total Fund Operating
 Expenses*               2.73%       2.64%         2.25%     2.32%       2.70%(1)

                                                                        VALUE
                         GROWTH &   INFORMATION   MICROCAP                +
                          INCOME        AGE        GROWTH    PARTNERS   GROWTH
                         --------   -----------   --------   --------   ------
Management Fees          1.00%         1.00%      1.25%      1.25%      1.00%
Rule 12b-1 Expenses      0.75%         0.75%      0.75%      0.75%      0.75%
Shareholder Service Fee  0.25%         0.25%      0.25%      0.25%      0.25%
Other Expenses*          0.05%(1)      0.32%      0.45%(1)   0.28%      0.19%
                         --------   -----------   --------   --------   ------
Total Fund Operating
 Expenses*               2.05%(1)      2.32%      2.70%(1)   2.53%      2.19%

------------------------------
(1) REFLECTING VOLUNTARY EXPENSE LIMITATIONS.
 * ESTIMATED BASED ON EXPECTED EXPENSES DURING THE CURRENT FISCAL YEAR.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE

    An investment of $1,000 in Class C shares of the Funds would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                         -----------  -----------  -----------  -----------
The Contrarian Fund-TM-                   $      38    $      85    $     144    $     305
The Diversified Growth Fund               $      37    $      82    $     140    $     296
The Emerging Growth Fund                  $      33    $      70    $     120    $     258
The Global Natural Resources Fund         $      34    $      72    $     124    $     265
The Global Value Fund                     $      37    $      84    $     143    $     302
The Growth & Income Fund                  $      31    $      64    $     110    $     237
The Information Age Fund-TM-              $      34    $      72    $     124    $     265
The MicroCap Growth Fund                  $      37    $      84    $     143    $     302
The Partners Fund                         $      36    $      79    $     134    $     285
The Value + Growth Fund                   $      32    $      68    $     117    $     251

This information is provided to help investors understand the operating expenses of the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Other Expenses and Total Fund Operating Expenses for the Funds are estimated based on the expenses the Funds expect to incur with respect to their Class C shares; they also reflect voluntary expense limitations currently in effect for some of the Funds. In the absence of those expense limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows:
Global Value Fund, 1.97% and 3.97%; Growth & Income Fund, 0.48% and 2.48%; and MicroCap Growth Fund, 1.10% and 3.35% (without giving effect to any reduction in administrative service fees described below). Until May 26, 1998, each of the Diversified Growth, Growth & Income, Global Natural Resources, Global Value, Information Age, and MicroCap Growth Funds paid fees under an administrative services agreement with Robertson Stephens Investment Management at the annual rate of 0.25% of a Fund's average daily net assets; the agreement was amended on that date to provide that no fee would be payable by those Funds for services under the agreement. Other Expenses and Total Fund Operating Expenses for those Funds are shown in the table above giving effect to the fee reduction. In the absence of the fee reduction, Other Expenses and Total Fund Operating Expenses for the Diversified Growth Fund would be 0.89% and 2.89%, respectively; for the Global Natural Resources Fund, 0.57% and 2.57%, respectively; and for the Information Age Fund, 0.57% and 2.57%, respectively. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements of each Fund are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.

                                                                  For the Period Ended 12/31/97(1)
                                                                                                   GLOBAL
                                                                        DIVERSIFIED   EMERGING    NATURAL
                                                            CONTRARIAN      GROWTH      GROWTH  RESOURCES
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $16.26      $15.79      $18.86     $13.67
---------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                  (0.03)      (0.08)      (0.23)     (0.05)
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized appreciation/(depreciation)
    on investments and securities sold short                    (4.61)        0.15        4.86     (1.87)
---------------------------------------------------------------------------------------------------------
  Total from investment operations                              (4.64)        0.07        4.63     (1.92)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                              --          --          --         --
---------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                  (0.08)      (1.93)      (5.02)     (0.18)
---------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.08)      (1.93)      (5.02)     (0.18)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.54      $13.93      $18.47     $11.57
---------------------------------------------------------------------------------------------------------
Total Return                                                  (28.60)%       1.10%      24.80%   (14.12)%
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (thousands)                         $4,053        $376        $330        $30
---------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets            2.73%    2.69%(2)       2.25%   2.56%(2)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net
 assets                                                        (0.32)%  (2.17)%(2)     (1.81)%  (1.02)%(2)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            36%        370%        462%        97%
Average commission rate paid(3)                                $0.0191     $0.0641     $0.0567    $0.0160
---------------------------------------------------------------------------------------------------------

(1) CLASS C SHARES WERE FIRST ISSUED ON APRIL 14, 1997 (THE CONTRARIAN FUND-TM-), SEPTEMBER 8, 1997 (THE DIVERSIFIED GROWTH FUND), MAY 8, 1997 (THE EMERGING GROWTH FUND), AUGUST 1, 1997 (THE GLOBAL NATURAL RESOURCES FUND).

(2) IF THE DIVERSIFIED GROWTH FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER FOR THE PERIOD ENDED DECEMBER 31, 1997, TOTAL RETURN WOULD HAVE BEEN 1.10%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.89%, AND THE RATIO OF THE NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (2.37)%. IF THE GLOBAL NATURAL RESOURCES FUND HAD PAID ALL OF ITS EXPENSES AND HAD RECEIVED NO REIMBURSEMENT FROM THE ADVISER FOR THE PERIOD FROM AUGUST 1, 1997 (COMMENCEMENT OF OPERATIONS), TO DECEMBER 31, 1997, THE TOTAL RETURN WOULD HAVE BEEN (14.12)%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.57%, AND THE RATIO OF THE NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.03)%.

(3) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

    RATIOS, EXCEPT FOR TOTAL RETURN AND PORTFOLIO TURNOVER RATE, HAVE BEEN ANNUALIZED. TOTAL RETURNS DO NOT INCLUDE THE 1% CONTINGENT DEFERRED SALES CHARGE.

    AMOUNTS SHOWN FOR THE CONTRARIAN FUND-TM- MAY NOT CORRESPOND TO AMOUNTS SHOWN ON THE STATEMENT OF OPERATIONS DUE TO THE TIMING OF REALIZED AND UNREALIZED GAIN/(LOSS).

    PER-SHARE DATA WITH RESPECT TO CLASS C SHARES HAS BEEN DETERMINED BY USING THE AVERAGE NUMBER OF CLASS C SHARES OUTSTANDING THROUGHOUT THE PERIOD. DISTRIBUTIONS REFLECT ACTUAL PER-SHARE AMOUNTS DISTRIBUTED FOR THE PERIOD.

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--------------------------------------------------------------------------------

    FINANCIAL HIGHLIGHTS

The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements of each Fund are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.

                                                               For the Period Ended 12/31/97(1)

                                                  GLOBAL   GROWTH &  INFORMATION  MICROCAP              VALUE +
                                                   VALUE     INCOME        AGE     GROWTH   PARTNERS     GROWTH
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.69     $13.73     $13.36     $12.18     $14.49     $27.71
Income from Investment Operations:
  Net investment income/(loss)                      0.02     (0.03)     (0.20)     (0.15)         --     (0.24)
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized appreciation/
    (depreciation) on investments and
    securities sold short                           1.15       2.73     (1.05)       2.20       2.62     (0.06)
---------------------------------------------------------------------------------------------------------------
  Total from investment operations                  1.17       2.70     (1.25)       2.05       2.62     (0.30)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income            (0.08)     (0.04)         --         --     (0.07)         --
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital
    gain                                          (0.60)     (3.03)     (0.44)         --     (0.64)     (4.43)
---------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.68)     (3.07)     (0.44)         --     (0.71)     (4.43)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.18     $13.36     $11.67     $14.23     $16.40     $22.98
---------------------------------------------------------------------------------------------------------------
Total Return                                      11.15%     20.16%    (9.53)%     16.83%     18.00%    (1.52)%
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (thousands)             $193     $1,369        $79     $1,404     $1,000     $1,246
---------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average
 net assets                                     2.70%(2)   2.05%(2)      2.57%   2.70%(2)      2.53%      2.19%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to
 average net assets                             0.33%(2)  (0.31)%(2)   (2.50)%  (2.20)%(2)   (0.25)%    (1.69)%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             234%       236%       369%       170%        78%       228%
Average commission rate paid(3)                  $0.0265    $0.0530    $0.0602    $0.0601    $0.0274    $0.0573
---------------------------------------------------------------------------------------------------------------

(1) CLASS C SHARES WERE FIRST ISSUED ON JULY 1, 1997 (THE GLOBAL VALUE FUND), MAY 9, 1997 (THE GROWTH & INCOME FUND), JULY 11, 1997 (THE INFORMATION AGE FUND-TM-), JUNE 18, 1997 (THE MICROCAP GROWTH FUND), APRIL 14, 1997 (THE PARTNERS FUND), MAY 28, 1997 (THE VALUE + GROWTH FUND).

(2) IF THE GLOBAL VALUE FUND HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT FROM THE ADVISER, TOTAL RETURN WOULD HAVE BEEN 9.26%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.97%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (0.94)%. IF THE GROWTH & INCOME FUND HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT BY THE ADVISER FOR THE PERIOD FROM MAY 9, 1997 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 1997, TOTAL RETURN WOULD HAVE BEEN 20.07%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.48%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (0.74)%. IF THE MICROCAP GROWTH FUND HAD PAID ALL OF ITS EXPENSES AND THERE HAD BEEN NO REIMBURSEMENT FROM THE ADVISER, FOR THE PERIOD FROM MAY 8, 1997 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 1997, TOTAL RETURN WOULD HAVE BEEN 16.58%, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.35%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (2.85)%.

(3) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH A COMMISSION IS CHARGED. THIS AMOUNT MAY VARY FROM FUND TO FUND AND PERIOD TO PERIOD DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. THIS RATE GENERALLY DOES NOT REFLECT MARKUPS, MARKDOWNS OR SPREADS ON SHARES TRADED ON A PRINCIPAL BASIS, IF ANY.

    RATIOS, EXCEPT FOR TOTAL RETURN AND PORTFOLIO TURNOVER RATE, HAVE BEEN ANNUALIZED. TOTAL RETURNS DO NOT INCLUDE THE 1% CONTINGENT DEFERRED SALES CHARGE.

    AMOUNTS SHOWN FOR THE CONTRARIAN FUND-TM- MAY NOT CORRESPOND TO AMOUNTS SHOWN ON THE STATEMENT OF OPERATIONS DUE TO THE TIMING OF REALIZED AND UNREALIZED GAIN/(LOSS).

    PER-SHARE DATA WITH RESPECT TO CLASS C SHARES HAS BEEN DETERMINED BY USING THE AVERAGE NUMBER OF CLASS C SHARES OUTSTANDING THROUGHOUT THE PERIOD. DISTRIBUTIONS REFLECT ACTUAL PER-SHARE AMOUNTS DISTRIBUTED FOR THE PERIOD.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

    The Robertson Stephens Mutual Funds are designed to make available to mutual fund investors the expertise of the investment professionals at Robertson, Stephens & Company Investment Management, L.P. and RS Investment Management, Inc. (Robertson, Stephens & Company Investment Management, L.P. and RS Investment Management, Inc. are referred to collectively in this Prospectus as "Robertson Stephens Investment Management").

    THE FUNDS' INVESTMENT STRATEGIES AND PORTFOLIO INVESTMENTS WILL DIFFER FROM THOSE OF MOST OTHER MUTUAL FUNDS. ROBERTSON STEPHENS INVESTMENT MANAGEMENT SEEKS AGGRESSIVELY TO IDENTIFY FAVORABLE SECURITIES, ECONOMIC AND MARKET SECTORS, AND INVESTMENT OPPORTUNITIES THAT OTHER INVESTORS AND INVESTMENT ADVISERS MAY NOT HAVE IDENTIFIED. ROBERTSON STEPHENS INVESTMENT MANAGEMENT MAY DEVOTE MORE OF A FUND'S ASSETS TO PURSUING AN INVESTMENT OPPORTUNITY THAN MANY OTHER MUTUAL FUNDS MIGHT; IT MAY BUY OR SELL AN INVESTMENT AT TIMES DIFFERENT FROM WHEN MOST OTHER MUTUAL FUNDS MIGHT DO SO; AND IT MAY SELECT INVESTMENTS FOR THE FUND THAT WOULD BE INAPPROPRIATE FOR LESS AGGRESSIVE MUTUAL FUNDS. IN ADDITION, UNLIKE MOST OTHER MUTUAL FUNDS, MANY OF THE FUNDS MAY ENGAGE IN SHORT SALES OF SECURITIES WHICH INVOLVE SPECIAL RISKS. SEE "OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS," BELOW.

    None of the Funds, other than the Growth & Income Fund, invests for current income. Each of the Funds may hold a portion of its assets in cash or money market investments.

    The investment policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without shareholder approval, as may each Fund's investment objective. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. There can, of course, be no assurance that a Fund will achieve its investment objective.

    For a description of certain risks associated with the Funds' investment practices, see "Other Investment Practices and Risk Considerations," below.

THE CONTRARIAN FUND-TM-
-------------------------------------

    The Contrarian Fund's-TM- investment objective is maximum long-term growth. Normally, the Contrarian Fund-TM- seeks this growth by aggressive yet flexible investing worldwide in growing companies that are attractively priced. The Contrarian Fund-TM- focuses its investments primarily on equity securities of domestic, multinational, and foreign companies whose potential values generally have been overlooked by other investors. Such companies include attractively priced businesses that have not yet been discovered or become popular, previously unpopular companies with growth potential due to changed circumstances, companies that have declined in value and no longer command an investor following, and previously popular companies temporarily out of favor due to short-term factors.

    In implementing its "contrarian" investment strategy, the Fund may take positions that are different from those taken by other mutual funds. For example, the Fund may sell the stocks of some issuers short, and may take positions in options and futures contracts in anticipation of a market decline. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a non-diversified mutual fund.

THE DIVERSIFIED GROWTH FUND
-------------------------------------

    The Diversified Growth Fund's investment objective is to seek long-term capital growth. In selecting investments for the Fund, Robertson Stephens Investment Management focuses on small- and mid-cap companies, to create a portfolio of investments broadly diversified over industry sectors and companies.

    The Fund will invest principally in common and preferred stocks and warrants. Although the Fund intends to focus on companies with market

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also purchase debt securities Robertson Stephens Investment Management believes are consistent with the Fund's investment objective, and may engage in short sales of securities it expects to decline in price.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

THE EMERGING GROWTH FUND
-------------------------------------

    The Emerging Growth Fund's investment objective is capital appreciation. The Fund invests in an actively managed diversified portfolio of equity securities (principally common stocks) of emerging growth companies. Emerging growth companies are companies that, in the opinion of Robertson Stephens Investment Management, have the potential, based on superior products or services, operating characteristics, and financing capabilities, for more rapid growth than the overall economy. The Fund will normally invest at least 65% of its assets in companies Robertson Stephens Investment Management determines to be emerging growth companies.

    The Emerging Growth Fund's investments generally are held in a portfolio of securities of companies in industry segments that are experiencing rapid growth and in companies with proprietary advantages. Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including, for example, the rate of earnings growth, the quality of management, the extent of proprietary operating advantage, the return on equity, and/or the financial condition of the company.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

THE GLOBAL NATURAL
RESOURCES FUND
-------------------------------------

    The Global Natural Resources Fund's investment objective is long-term capital appreciation. The Fund will invest primarily in securities of issuers in the natural resources industries. The Fund is designed for investors who believe that investment in securities of such companies provides the opportunity for capital appreciation, while offering the potential over the long term to limit the adverse effects of inflation. The Fund may invest in securities of issuers located anywhere in the world if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund will seek to invest in companies with strong potential for earnings growth, and whose earnings and tangible assets could benefit from accelerating inflation. Robertson Stephens Investment Management believes that companies in the natural resources industries with the flexibility to adjust prices or control operating costs offer attractive opportunities for capital growth when inflation is rising.

    Companies in the natural resources industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the discovery, development, production, or distribution of natural resources, the development of technologies for the production or efficient use of natural

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
resources, or the furnishing of related supplies or services. Natural resources include, for example, energy sources, precious metals, forest products, real estate, nonferrous metals, and other basic commodities.

    Companies in the natural resources industries may include, for example:

    - Companies that participate in the discovery and development of natural resources from new or conventional sources.
    - Companies that own or produce natural resources such as oil, natural gas, precious metals, and other commodities.
    - Companies that engage in the transportation, distribution, or processing of natural resources.
    - Companies that contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control.
    - Companies that provide related services such as mining, drilling, chemicals, and related parts and equipment.

    The Fund will normally concentrate its investments in securities of issuers in the natural resources industries.

    A particular company will be considered to be principally engaged in the natural resources industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the natural resources industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

    The Fund will normally invest at least 65% of its assets in securities of companies in the natural resources industries. The Fund may invest the remainder of its assets in securities of companies in any industry if Robertson Stephens Investment Management believes they would help achieve the Fund's objective of long-term capital appreciation. The portion of the Fund's assets invested in such securities will vary depending on Robertson Stephens Investment Management's evaluation of economic conditions, inflationary expectations, and other factors affecting companies in the natural resources industries and other sectors. The Fund may also sell securities short if it expects their market price to decline. The Fund will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Because the Fund's investments are concentrated in the natural resources industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, changes in commodity prices may affect both the industries which produce, refine, and distribute them and industries which supply alternate sources of commodities. In addition, certain of these industries are generally subject to greater government regulation than many other industries; therefore, changes in regulatory policies may have a material effect on the business of companies in these industries.

THE GLOBAL VALUE FUND
-------------------------------------

    The Global Value Fund's investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of $1 billion or more. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens Investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities selected using the value methodology described above.

    The Fund may invest in securities of companies located anywhere in the world, if Robertson Stephens Investment Management believes they are consistent with the Fund's investment objective. Under normal circumstances, the Fund's assets will be invested in securities of issuers located in at least three countries, one of which may be the United States. The Fund will consider an issuer of securities to be located in a country if it is organized under the laws of that country and has a principal office in that country, if it derives 50% or more of its total revenues from business in that country or if its equity securities are traded principally on a securities exchange in that country. The Fund is a non-diversified mutual fund.

THE GROWTH & INCOME FUND
-------------------------------------

    The Growth & Income Fund's investment objective is long-term total return. The Fund will pursue this objective primarily by investing in equity and debt securities, focusing on small-and mid-cap companies that offer the potential for capital appreciation, current income, or both.

    The Fund will normally invest the majority of its assets in common and preferred stocks, convertible securities, bonds, and notes. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also engage in short sales of securities it expects to decline in price.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

THE INFORMATION AGE FUND-TM-
-------------------------------------

    The Information Age Fund's-TM- investment objective is long-term capital appreciation. The Fund is designed for investors who believe that aggressive investment in common stocks of companies in the information technology industries provides significant opportunities for capital appreciation. While ordinary mutual funds may place some of their investments in securities of companies in the information technology sector, The Information Age Fund-TM-concentrates its investments in industries in that sector.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks and warrants if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Companies in the information technology industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:

    - Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    - Telecommunications products and services.
    - Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.
    - Data processing products and services.
    - Financial services companies that collect or disseminate market, economic, and financial information.

    A particular company will be considered to be principally engaged in the information technology industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the information technology industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. The Fund will normally invest at least 65% of its assets in securities of companies in the information technology industries.

    Because the Fund's investments are concentrated in the information technology industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risks of rapid obsolescence caused by technological advances. Competitive pressures may have a significant effect on the financial condition of companies in the information technology industries. For example, if information technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. In addition, many of the activities of companies in the information technology industries are highly capital intensive, and it is possible that a company which invests substantial amounts of capital in the development of new products or services will be unable to recover its investment or otherwise to meet its obligations.

THE MICROCAP GROWTH FUND
-------------------------------------

    The MicroCap Growth Fund's investment objective is long-term capital appreciation. The Fund will invest in a diversified portfolio of equity securities of "micro-cap" companies that Robertson Stephens Investment Management believes offer the potential for long-term capital appreciation.

    "Micro-cap" companies are companies with market capitalizations of $250 million or less. Robertson Stephens Investment Management seeks to identify micro-cap companies that have the potential, based on superior or niche products or services, operating characteristics, management, or other factors, for long-term capital appreciation. Equity securities in which the Fund may invest include common stocks, preferred stocks, and warrants, and securities convertible into common or preferred stocks. Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies which Robertson Stephens Investment Management determines at the time of investment to be micro-cap companies. The Fund may invest the remainder of its assets in securities of companies of any size if Robertson Stephens Investment Management believes such investments are consistent with the Fund's investment objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Micro-cap and other small companies may offer greater opportunities for capital appreciation than other companies but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. See "Investments in smaller companies," below.

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--------------------------------------------------------------------------------

THE PARTNERS FUND
-------------------------------------

    The Partners Fund's investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of up to $1 billion. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens Investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    At times, the Fund may invest all or most of its assets in securities of U.S. issuers. At other times, the Fund may invest any portion of its assets in foreign securities, if Robertson Stephens Investment Management believes they offer attractive investment values.

    Small companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in smaller companies," below.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund is a non-diversified mutual fund.

THE VALUE + GROWTH FUND
-------------------------------------

    The Value + Growth Fund's investment objective is capital appreciation. The Fund invests primarily in growth companies with favorable relationships between price/earnings ratios and growth rates, in sectors offering the potential for above-average returns. The Fund may invest in securities of larger or smaller companies, if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    In selecting investments for the Fund, Robertson Stephens Investment Management's primary emphasis is typically on evaluating a company's management, growth prospects, business operations, revenues, earnings, cash flows, and balance sheet in relationship to its share price. Robertson Stephens Investment Management may select stocks which it believes are undervalued relative to the current stock price. Undervaluation of a stock can result from a variety of factors, such as a lack of investor recognition of (1) the value of a business franchise and continuing growth potential, (2) a new, improved or upgraded product, service or business operation, (3) a positive change in either the economic or business condition for a company, (4) expanding or changing markets that provide a company with either new earnings direction or acceleration, or
(5) a catalyst, such as an impending or potential asset sale or change in management, that could draw increased investor attention to a company. Robertson Stephens Investment Management also may use similar factors to identify stocks which it believes to be overvalued, and may engage in short sales of such securities.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS
-------------------------------------

    The Funds may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
about these practices (some of which, including, for example, options and futures contracts, and certain debt securities, may be considered "derivative" investments), including limitations designed to reduce these risks.

    INVESTMENTS IN SMALLER COMPANIES. Each of the Funds may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when Robertson Stephens Investment Management would otherwise have sold the security. It is possible that Robertson Stephens Investment Management or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Fund.

    SHORT SALES (ALL FUNDS EXCEPT THE EMERGING GROWTH, PARTNERS, AND GLOBAL VALUE FUNDS). When Robertson Stephens Investment Management anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

    The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 40% of the Fund's total assets. Use of short sales by The Contrarian Fund-TM- may have the effect of providing the Fund with investment leverage. For a description of the effects and the risks of investment leverage, see "Borrowing and leverage" in this Prospectus. Each of the Funds other than The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 25% of the Fund's total assets.

    FOREIGN SECURITIES. The Funds may invest in securities principally traded in foreign markets. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

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    In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and a Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities.

    Each of the Funds may invest in securities of issuers in developing countries. Certain Funds may at times invest a substantial portion of their assets in such securities. Investments in developing countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in developing countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Funds may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Funds may also invest a substantial portion of their assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Funds to the credit risk of their counterparties in trading those investments. The prices of securities of issuers in developing countries are subject to greater volatility than those of issuers in many more developed countries.

    DEBT SECURITIES. Each of the Funds may invest in debt securities from time to time, if Robertson Stephens Investment Management believes investing in such securities might help achieve the Fund's objective. The Growth & Income, Partners, and Global Value Funds may invest without limit in debt securities and other fixed-income securities. Each of the other Funds may invest in debt securities to the extent consistent with its investment policies, although Robertson Stephens Investment Management expects that under normal circumstances those Funds would not likely invest a substantial portion of their assets in debt securities.

    THE CONTRARIAN FUND,-TM- the DIVERSIFIED GROWTH FUND, and the GROWTH & INCOME FUND may invest in lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which a Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.

    Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the Statement of Additional Information.

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    Each of the OTHER FUNDS will invest only in securities rated "investment grade" or considered by Robertson Stephens Investment Management to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are described in the Statement of Additional Information.

    Any of the Funds may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

    A Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.

    BORROWING AND LEVERAGE. THE CONTRARIAN FUND-TM- may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases the Fund's market exposure and its risk. In addition, use of short sales by the Fund may provide the economic equivalent of the Fund's borrowing money. When the Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which the Fund will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Robertson Stephens Investment Management's ability to predict market movements correctly. The Fund may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by the Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements will increase the Fund's overall investment exposure and may result in losses. The amount of money borrowed by the Fund for leverage may generally not exceed one-third of the Fund's assets (including the amount borrowed).

    OPTIONS AND FUTURES. A Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, a Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

    A Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that a Fund will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the Statement of Additional Information.

    Transactions in options and futures contracts involve brokerage costs and may require a Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

    INDEX FUTURES AND OPTIONS. A Fund may buy and sell index futures contracts ("index

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--------------------------------------------------------------------------------
futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. A Fund may also buy and sell index futures and options to increase its investment return.

    LEAPS AND BOUNDS. The VALUE + GROWTH FUND may purchase long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Write Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, and BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The VALUE + GROWTH FUND will not purchase these options with respect to more than 25% of the value of its net assets. For more information, see the Statement of Additional Information.

    RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index of the securities held by a Fund that are the subject of a hedge. The successful use by a Fund of the strategies described above further depends on the ability of Robertson Stephens Investment Management to forecast market movements correctly. Other risks arise from a Fund's potential inability to close out futures or options positions. Although a Fund will enter into options or futures transactions only if Robertson Stephens Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

    Each Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. A Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

    A Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's net assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

    NON-DIVERSIFICATION AND SECTOR CONCENTRATION. THE CONTRARIAN FUND-TM-, the GLOBAL VALUE FUND, and the PARTNERS FUND are "non-diversified" investment companies, and may invest their assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, each of those Funds may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to a Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

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    At times a Fund may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. A Fund would only concentrate its investments in a particular market sector if Robertson Stephens Investment Management were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When a Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

    Currently, THE CONTRARIAN FUND-TM- has invested a significant portion of its assets in companies within a number of industries involving base metals, precious metals, and oil/energy. In addition, a number of the Funds have invested, and may continue to invest, a significant portion of their assets in companies in the technology and telecommunications sectors. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each of the Funds may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

    DEFENSIVE STRATEGIES. At times, Robertson Stephens Investment Management may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Robertson Stephens Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, a Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities Robertson Stephens Investment Management believes to be consistent with the Fund's best interests.

    PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not gener-ally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turn-over generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The portfolio turnover rates for the Funds are set forth under "Financial Highlights" above.

                            MANAGEMENT OF THE FUNDS

    The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."), 555 California Street, Suite 2600, San Francisco, CA 94104, is the investment advisor for each of the Funds other than the Emerging Growth Fund. RSIM, L.P., a California partnership, was formed in 1993 and is a wholly owned indirect subsidiary of BankAmerica Corp. Robertson Stephens Investment Management has approximately $3.8 billion under management in public and private investment funds. BankAmerica Corp. is a global financial services company with approximately $250 billion in assets and an equity capital base of approximately $20 billion.

    RS Investment Management, Inc. (formerly known as Robertson Stephens Investment Management, Inc.), 555 California Street, Suite 2600, San Francisco, CA 94104, is the investment advisor for the Emerging Growth Fund. RS Investment Management, Inc. ("RSIM, Inc.") commenced operations in March 1986 and is also a

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wholly owned indirect subsidiary of BankAmerica Corp.

    Subject to such policies as the Trustees may determine, Robertson Stephens Investment Management furnishes a continuing investment program for the Funds and makes investment decisions on their behalf pursuant to Investment Advisory Agreements with each Fund. Robertson Stephens Investment Management is also responsible for overall management of the Funds' business affairs, subject to the authority of the Board of Trustees, and for providing office space and officers for the Trust. The Trust pays all expenses not assumed by Robertson Stephens Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Funds' Distribution Plans.

    Robertson Stephens Investment Management places all orders for purchases and sales of the Funds' investments. In selecting broker-dealers, Robertson Stephens Investment Management may consider research and brokerage services furnished to it and its affiliates. Affiliates of Robertson Stephens Investment Management may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Robertson Stephens Investment Management may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

    Robertson Stephens Investment Management may at times bear certain expenses of the Funds. The Investment Advisory Agreements between each of the Diversified Growth Fund, the Global Natural Resources Fund, the Global Value Fund, the Growth & Income Fund, The Information Age Fund-TM-, the MicroCap Growth Fund, the Partners Fund, and the Value + Growth Fund and Robertson Stephens Investment Management permit Robertson Stephens Investment Management to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

    ADMINISTRATIVE SERVICES. Each of the Diversified Growth, Growth & Income, Global Natural Resources, Global Value, Information Age-TM-, and MicroCap Growth Funds, has entered into an agreement with Robertson Stephens Investment Management pursuant to which Robertson Stephens Investment Management provides administrative services to the Fund. No fees are payable by the Funds under the agreement.

                               PORTFOLIO MANAGERS

    James L. Callinan is responsible for managing the Emerging Growth Fund's portfolio. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School, and is a Charter Financial Analyst.

    Ronald E. Elijah has managed the Value + Growth Fund's portfolio since that Fund's inception in April 1992. Mr. Elijah is also the portfolio manager for the Information Age Fund-TM-. From August 1985 to January 1990, Mr. Elijah was a securities analyst for Robertson, Stephens & Company. From January 1990 to January 1992, Mr. Elijah was an analyst and portfolio manager for Water Street Capital, which managed short selling investment funds. He holds a master's degree in economics from Humboldt State University and an M.B.A. with an emphasis in finance from Golden Gate University.

    Roderick R. Berry joined the Robertson Stephens Investment Management research team in April 1995 and serves as a co-portfolio manager of The Information Age Fund-TM-. He has served on the management team of that Fund since its inception. Prior to joining Robertson Stephens, Mr. Berry worked for USL Capital for six years as

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both an investment officer and a financial manager. Prior to joining USL
Capital, he was the assistant product manager for interest-bearing checking at Wells Fargo Bank. From 1987-1989, Mr. Berry was president and founder of the Bay Area Optical Laboratory, Inc., a wholesale optical laboratory. He holds a B.A. in economics from Stanford University and an M.B.A. from the J. L. Kellogg School at Northwestern University.

    Cathy Baker joined the Robertson Stephens Investment Management research team in March 1997 and serves as a co-portfolio manager of The Information Age Fund-TM-. Previously, Ms. Baker served as senior analyst covering information services companies at Robertson, Stephens & Co. beginning in the spring of 1995. Prior to joining Robertson, Stephens & Co., she served as an analyst at Cowen & Company. Ms. Baker also has previous brokerage analyst experience at J.P. Morgan Securities and industry experience at IBM as an analyst in software acquisitions. She has a B.S.E. in electrical engineering from the University of Michigan and holds an M.B.A. from Carnegie-Mellon University.

    David J. Evans is responsible for managing the portfolio of the MicroCap Growth Fund. Mr. Evans has more than fifteen years of investment research and management experience, and has been a part of the management team at Robertson Stephens Investment Management since 1989. Mr. Evans was an analyst and portfolio manager at CIGNA before joining Robertson Stephens Investment Management. He holds a B.A. from Muskingum College and an M.B.A. from the Wharton School of the University of Pennsylvania.

    Rainerio Reyes joined Robertson Stephens Investment Management in February 1994 and serves as a co-portfolio manager of the MicroCap Growth Fund. Prior to joining Robertson Stephens, he was a manager in Ernst & Young's management consulting division and served clients in the retail, hotel, financial services, real estate, and business services industries. During the Aquino Administration, Mr. Reyes served as Executive Assistant to the Secretary of Transportation and Communications, Republic of the Philippines. While with the Hilton Hotels Corporation, Mr. Reyes held various management positions with the food and beverage and rooms divisions. Mr. Reyes holds a B.S. in hotel and restaurant administration from Cornell University and an M.B.A. with a major in finance from the Wharton School of the University of Pennsylvania.

    Andrew P. Pilara, Jr. has been responsible for managing the Partners Fund since the Fund's inception in July 1995 and is responsible for managing the Global Natural Resources and Global Value Funds. Mr. Pilara is the President and a Trustee of the Trust. Since August 1993 he has been a member of The Contrarian Fund-TM- management team. Mr. Pilara has been involved in the securities business for over 25 years, with experience in portfolio management, research, trading, and sales. Prior to joining Robertson Stephens Investment Management, he was president of Pilara Associates, an investment management firm he established in 1974. He holds a B.A. in economics from St. Mary's College. Mr. Pilara has been a Trustee of the Trust since September 1997.

    John L. Wallace has been responsible for managing the Growth & Income Fund since its inception in July 1995 and is responsible for managing the Diversified Growth Fund. Prior to joining Robertson Stephens Investment Management, Mr. Wallace was Vice President of Oppenheimer Management Corp., where he was portfolio manager of the Oppenheimer Main Street Income and Growth Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University.

    John H. Seabern serves as a co-portfolio manager of the Diversified Growth Fund. He has served on the management team of that Fund since its inception. Mr. Seabern is also a research analyst for the Growth & Income Fund. Prior to joining the Growth & Income Fund, Mr. Seabern was a research analyst for The Contrarian Fund-TM-. He has been with Robertson Stephens Investment Management since September 1993. Prior to that time, Mr. Seabern worked at Duncan-Hurst Capital Management as a performance analyst for two years. He holds a BS degree in finance from the University of Colorado.

    The Contrarian Fund-TM- is managed by a team of investment professionals at Robertson Stephens Investment Management.

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                             HOW TO PURCHASE SHARES

    Class C shares of any Fund may be purchased through your financial institution, which may be a broker-dealer, a bank, or another insti-tution. You can open a Class C shares account in any Fund with as little as $5,000 ($1,000 for IRA and for gift/transfer-to-minor accounts) and make additional investments at any time with as little as $100 ($1 for IRAs). For more information on Robertson Stephens IRAs, please call to request an IRA Disclosure Statement.

    Your financial institution can assist you in establishing your account and making your investment. Your financial institution is responsible for forwarding all of the necessary documentation to the Trust, and may charge for its services. If you do not have a financial institution, Edgewood Services, Inc., the Funds' principal underwriter ("Edgewood"), can refer you to one.

    Once you have made the initial minimum investment in a Fund, you can make regular investments in that Fund of $100 or more on a monthly or quarterly basis through automatic deductions from your bank checking account. Application forms are available from your financial institution, or you may call 1-800-880-4243 for a form.

OTHER INFORMATION
ABOUT PURCHASING SHARES
-------------------------------------

    Each Fund's Class C shares are sold at the Fund's net asset value per share next determined after the Fund receives your purchase order. In most cases, in order to receive that day's public offering price, your financial institution must ensure that the Trust receives your order before the close of regular trading on the New York Stock Exchange.

    CONTINGENT DEFERRED SALES CHARGE. Class C shares are sold without an initial sales charge, although a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within the first year after purchase. The CDSC will be charged on the lesser of the shares' cost or current net asset value. Shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable on any redemption, a Fund will first redeem shares acquired through the reinvestment of distributions, and then the remaining shares held longest. Edgewood and certain affiliates of Robertson Stephens Investment Management receive the entire amount of any CDSC you pay.

    REINVESTMENT PRIVILEGE. If you redeem Class C shares of a Fund, you have a one-time right, within 90 days, to reinvest the redemption proceeds plus the amount of CDSC you paid, if any, at the next-determined net asset value. The Trust must be notified in writing by you or by your financial institution of the reinvestment for you to recover the CDSC. If you redeem shares in a Fund, there may be tax consequences.

GENERAL
-------------------------------------

    If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check has cleared, whichever occurs first.

    A Fund may waive the CDSC on Class C shares redeemed by the Trust's current and retired Trustees (and their families), current and retired employees (and their families) of Robertson Stephens Investment Management and its affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Edgewood, employees (and their families) of financial institutions having sales agreements with Edgewood (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares), financial institution trust departments investing an aggregate of $1 million or more in one or more funds in the Robertson Stephens family, clients of certain administrators of tax-qualified plans, employer-sponsored retirement plans, and tax-qualified plans when

                                       19
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proceeds from repayments of loans to participants are invested (or reinvested)
in the Robertson Stephens Funds. A Fund may sell shares not subject to any CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company. In addition, the CDSC may be waived in the case of (i) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability; and (ii) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified retirement plan following retirement; (b) distributions from an IRA, Keogh Plan, or Custodial Account under Section 403(b)(7) of the Internal Revenue Code following attainment of age 59 1/2; (c) a tax-free return on an excess contribution to an IRA; and (d) distributions to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. The minimum initial investment may be waived for current and retired Trustees, and current and retired employees of the Trust, Robertson Stephens Investment Management, or their affiliates. Contact your financial institution or call 1-800-880-4243 for information. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your behalf to take advantage of any of the waivers described above. Please instruct your broker-dealer or other financial institution accordingly.

    Because of the relatively high cost of maintaining accounts, the Fund reserves the right to redeem, upon not less than 60 days' notice, any Fund account whose account balance falls below $500 as a result of redemptions. A shareholder may, however, avoid such a redemption by a Fund by increasing his investment in shares of the Fund to a value of $500 or more during such 60-day period.

    Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this prospectus. No share certificates for Class C shares will be issued.

EXCHANGE PRIVILEGE
-------------------------------------

    Except as otherwise described below, you can exchange your shares in any Fund worth at least $5,000 for Class C shares of the other Robertson Stephens mutual funds offering such shares, at net asset value beginning 15 days after purchase. If you exchange shares subject to a CDSC, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

    Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate Fund are qualified for sale. However, you may not exchange your investment in shares of any Fund more than four times in any twelve-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds during the same twelve-month period).

    The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Robertson Stephens Investment Management or the Trustees believe doing so would be in the best interests of a Fund, the Trust reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult your financial institution before requesting an exchange.

                                       20
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    Investors should note that an exchange will result in a taxable event.
Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days' prior notice to shareholders.

    Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Funds for details), you may make exchanges by telephone.

                              HOW TO REDEEM SHARES

    You can sell your Class C shares in a Fund to that Fund any day the New York Stock Exchange is open, either through your financial institution or directly to the Fund. A Fund will only redeem shares for which it has received payment.

SELLING SHARES THROUGH YOUR
FINANCIAL INSTITUTION
-------------------------------------

    Your financial institution and National Financial Data Services (the "Transfer Agent") must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your financial institution will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

SELLING SHARES DIRECTLY TO A FUND
-------------------------------------

    BY MAIL. You may redeem your shares of a Fund by mailing a written request for redemption to the Transfer Agent that:

(1) states the number of shares or dollar amount to be redeemed;

(2) identifies your Fund and account number; and

(3) is signed by you and all other owners of the account exactly as their names appear on the account.

    If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at 1-800-624-8025. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

    BY TELEPHONE. Unless you have indicated that you do not wish to establish telephone redemption privileges (see the Account Application or call the Transfer Agent for details), you may redeem shares by calling the Transfer Agent at 1-800-624-8025 by the close of the New York Stock Exchange, normally 4:00 p.m. New York time on any day the New York Stock Exchange is open for business.

    If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions. If procedures established by the Trust are not followed, the Funds and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

    Telephone redemption is not available for shares held in IRAs. Each Fund may modify or terminate its telephone redemption services at any time upon 30 days notice.

    BY WIRE TRANSFER. If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to your account with your financial institution or to you by a wire transfer. Please indicate

                                       21
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your financial institution's or your own complete wiring instructions. The Funds will forward proceeds from telephone redemptions only to the bank or brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.

GENERAL REDEMPTION POLICIES
-------------------------------------

    The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check has cleared, whichever occurs first. If you redeem shares through your financial institution, your financial institution is responsible for ensuring that the Transfer Agent receives your redemption request in proper form at the appropriate time.

    You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                             THE FUNDS' DISTRIBUTOR

    Each of the Funds has adopted a Distribution Plan under Rule 12b-1 with respect to its Class C shares (the "Plan") providing for payments by the Fund to Edgewood from the assets attributable to the Fund's Class C shares. Payments under the Plan are intended to compensate Edgewood for services provided and expenses incurred by it as principal underwriter of the Fund's Class C shares, including the payments to financial institutions described below.

    In order to compensate broker-dealers and certain other financial institutions for services provided in connection with sales of Class C shares, Edgewood makes quarterly payments to qualifying broker-dealers and other financial institutions at an annual rate of up to 0.75% of the average net asset value of Class C shares attributable to shareholders for whom the broker-dealers or financial institutions are intermediaries of record. Edgewood may suspend or modify such payments. Such payments are also subject to the continuation of the Plan, the term of any agreements between financial institutions and Edgewood, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

    Each of the Funds currently makes payments under the Plan at the annual rate of 0.75% of the assets of the Fund attributable to its Class C shares (although the Plan contemplates payments at a rate of up to 1.00% of a Fund's average net assets attributable to Class C shares). The Plan also by its terms relates to payments under the Funds' Shareholder Servicing Plans, to the extent such payments may be seen as primarily intended to result in the sale of a Fund's Class C shares. Affiliates of RSIM, L.P. and RSIM, Inc. provide certain services to Edgewood in respect of the promotion of the shares of the Funds. In return for these services, Edgewood pays to these affiliates substantially all of the payments received by Edgewood under the Distribution Plan. In addition, these affiliates receive an amount equal to the proceeds of any CDSC imposed on redemptions of shares.

    Robertson Stephens Investment Management and its affiliates, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts.

                                       22
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Such compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial institution-sponsored special events. In some instances, this compensation may be made available only to certain financial institutions whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws or rules of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

                           SHAREHOLDER SERVICING PLAN

    The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") for the Class C shares of each Fund. Under the Service Plan, each Fund pays fees to Robertson Stephens Investment Management or an affiliate at an annual rate of up to 0.25% of the Fund's average daily net assets. The Plan contemplates that financial institutions will enter into shareholder service agreements with Robertson Stephens Investment Management or such affiliate to provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.25% of the average daily net assets of the Class C shares of each Fund for which the financial institution is the financial institution of record. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as may be reasonably requested.

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders at least once a year (or more often if necessary to avoid certain excise or income taxes on the Fund). All distributions by a Fund will be automatically reinvested in Class C shares of the Fund unless the shareholder requests cash payment on at least 10 days' prior written notice to the Transfer Agent.

    Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. A Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

    All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held your shares. Distributions of net long-term capital gains are subject to a maximum tax rate of 28% or 20% depending on a Fund's holding period in the portfolio investment generating the gains. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.

    The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation.

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                       HOW NET ASSET VALUE IS DETERMINED

    Each Fund calculates the net asset value of its Class C shares by dividing the total value of its assets attributable to its Class C shares, less its liabilities attributable to those shares, by the number of its Class C shares outstanding. Shares are valued as of 4:30 p.m. on each day the New York Stock Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined in accordance with the guidelines and procedures adopted by the Trust's Board of Trustees. The net asset value of a Fund's Class C shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

                         HOW PERFORMANCE IS DETERMINED

    Yield and total return data may from time to time be included in advertisements about the Funds' Class C shares. The "yield" of a Fund's Class C shares is calculated by dividing the annualized net investment income per Class C share during a recent 30-day period by the net asset value per Class C share on the last day of that period. "Total return" for the period during which Class C shares of a Fund have been offered, through the most recent calendar quarter, represents the average annual compounded rate of return (or, in the case of a period of one year or less, the actual rate of return) on an investment of $1,000 in Class C shares of that Fund. Total return may also be presented for other periods. Advertisements about a Fund may include total return information for the Fund's Class A shares for periods prior to the initial offering date of the Fund's Class C shares; that information may be adjusted to reflect any higher operating expenses (such as shareholder service fees or distribution fees) incurred by the Fund's Class C shares. Because a Fund's operating expenses attributable to its Class C shares are higher than those attributable to its Class A shares and because a Fund may impose a contingent deferred sales charge in connection with the redemption of Class C shares, the investment performance of a Fund's Class C shares would have been lower than that of its Class A shares for any such periods shown. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Fund's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about a Fund describing the background and professional experience of the Fund's investment adviser or any portfolio manager.

    All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

                                       24
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                             ADDITIONAL INFORMATION

    Each Fund is a series of the Trust, which was organized on May 11, 1987 under the laws of The Commonwealth of Massachusetts and is a busi-ness entity commonly known as a "Massachusetts business trust." A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

    When matters are submitted for shareholder vote, shareholders of each series will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each series vote separately as a single series except when required by law or determined by the Board of Trustees. Each series offered by this Prospectus issues shares of two classes, Class A shares and Class C shares. The sales charges and other expenses of a Fund's Class A shares differ from (and are currently lower than) those of its Class C shares, which will affect performance. For information concerning the Class A shares of any Fund, call 1-800-766-FUND. Although the Trust is not required to hold annual shareholder meetings, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

    State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, Missouri 64141-6717, acts as each Fund's transfer agent and dividend paying agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also acts as the custodian of each Fund's portfolio.

                                       25
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----------------------------------------------------

                              INVESTMENT ADVISERS
                         Robertson, Stephens & Company
                          Investment Management, L.P.
                                 RS Investment
                                Management, Inc.
                             555 California Street
                                   Suite 2600
                            San Francisco, CA 94104
                                 1-800-880-4243

                                  DISTRIBUTOR
                            Edgewood Services, Inc.
                              Clearing Operations
                                  P.O. Box 897
                           Pittsburgh, PA 15230-0897

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                      c/o National Financial Data Services
                                P. O. Box 419717
                           Kansas City, MO 64141-6717
                                 1-800-624-8025

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                            San Francisco, CA 94104

                                 LEGAL COUNSEL
                                  Ropes & Gray
                                Boston, MA 02110

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                Boston, MA 02110

    No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.

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                                     [LOGO]

                       555 CALIFORNIA STREET, SUITE 2600
                            SAN FRANCISCO, CA 94104
                                 1-800-880-4243

                                 CLASS C SHARES
                                   PROSPECTUS
                                 March 1, 1998,
                         as revised September 22, 1998